TABLE OF CONTENTS

PACIFIC SELECT FUND
Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-10

Statements of Changes in Net Assets	B-19

Statements of Cash Flows	B-28

Financial Highlights	B-29

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Trustees and Officers Information	D-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-8

Where to Go for More Information	D-24

The 2014 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

The 2014 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund will be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	2,374,382	$19,394,370	$20,327,857
Floating Rate Income	Floating Rate Income Class I *	408,568	4,193,267	4,259,883
Floating Rate Loan	Floating Rate Loan Class I *	2,933,725	17,616,437	18,223,269
High Yield Bond	High Yield Bond Class I *	13,539,278	84,841,630	96,253,040
Inflation Managed	Inflation Managed Class I *	10,124,745	113,887,793	104,342,375
Inflation Strategy	Inflation Strategy Class I *	163,107	1,699,243	1,671,426
Managed Bond	Managed Bond Class I *	27,509,959	309,763,193	320,990,655
Short Duration Bond	Short Duration Bond Class I *	6,979,374	65,915,815	66,662,614
Emerging Markets Debt	Emerging Markets Debt Class I *	345,189	3,611,225	3,716,319
American Funds® Growth	American Funds Growth Class I *	5,566,740	43,760,048	71,387,086
American Funds Growth-Income	American Funds Growth-Income Class I *	4,144,324	37,741,399	61,552,953
Comstock	Comstock Class I *	4,505,694	38,604,776	53,461,395
Dividend Growth	Dividend Growth Class I *	3,885,428	39,252,008	54,028,105
Equity Index	Equity Index Class I *	12,419,044	347,390,000	537,447,490
Focused Growth	Focused Growth Class I *	1,462,954	18,202,978	24,580,559
Growth	Growth Class I *	10,436,401	169,915,934	192,561,530
Large-Cap Growth	Large-Cap Growth Class I *	6,177,666	32,761,352	44,136,632
Large-Cap Value	Large-Cap Value Class I *	7,151,360	79,354,550	121,447,478
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,148,759	9,099,797	11,781,236
Main Street® Core	Main Street Core Class I *	6,741,551	125,190,980	184,818,145
Mid-Cap Equity	Mid-Cap Equity Class I *	7,547,859	86,401,135	108,001,158
Mid-Cap Growth	Mid-Cap Growth Class I *	4,948,868	42,069,909	49,008,078
Mid-Cap Value	Mid-Cap Value Class I *	1,145,146	14,105,432	16,437,674
Small-Cap Equity	Small-Cap Equity Class I *	1,148,580	14,492,512	18,912,267
Small-Cap Growth	Small-Cap Growth Class I *	2,480,069	26,241,485	31,887,886
Small-Cap Index	Small-Cap Index Class I *	12,539,283	142,098,832	221,591,150
Small-Cap Value	Small-Cap Value Class I *	4,391,368	54,160,821	70,535,578
Value Advantage	Value Advantage Class I *	48,308	584,142	610,300
Health Sciences	Health Sciences Class I *	2,210,755	32,655,048	53,341,257
Real Estate	Real Estate Class I *	5,245,611	71,046,748	102,284,160
Technology	Technology Class I *	3,077,090	14,241,255	17,636,980
Emerging Markets	Emerging Markets Class I *	8,846,291	121,338,078	149,100,686
International Large-Cap	International Large-Cap Class I *	18,767,220	115,344,573	153,399,056
International Small-Cap	International Small-Cap Class I *	1,642,018	10,985,686	14,128,499
International Value	International Value Class I *	12,235,460	144,817,455	146,298,185
Currency Strategies	Currency Strategies Class I *	35,015	357,106	350,902
Global Absolute Return	Global Absolute Return Class I *	110,859	1,078,320	1,111,942
Precious Metals	Precious Metals Class I *	506,990	2,656,724	2,859,101
American Funds Asset Allocation	American Funds Asset Allocation Class I *	988,242	16,558,840	19,557,768
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	264,653	3,193,007	3,535,046
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,018,346	14,006,246	16,399,016
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,233,825	17,739,391	21,347,771
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,841,355	19,315,055	20,886,794
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,179,772	41,671,357	49,471,144
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	19,512,795	191,097,142	238,500,833
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	25,134,964	243,211,429	316,644,015
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,312,532	99,462,213	132,084,710

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II *	240,443	7,924,452	8,901,190

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	487,151	8,213,957	9,182,802

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III *	1,182,445	17,370,612	22,028,950
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	3,617,184	51,952,870	58,345,176

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	6,500	302,749	317,286

See Notes to Financial Statements

E-1

See explanation of symbol on page E-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2 *	1,604,306	$36,342,782	$57,738,962
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	123,441	1,326,216	1,371,426
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	73,302	816,049	922,134
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	261,723	2,916,410	3,334,350
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	663,404	7,410,356	8,584,445
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	554,804	6,314,895	7,428,822
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	653,373	7,290,501	8,657,192
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	107,535	2,011,648	2,139,941
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	56,264	988,420	1,061,703
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2 *	134,776	6,454,580	8,279,313
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,070,184	30,549,122	39,339,971
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	170,368,056	170,368,056	170,368,056
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2 *	398,729	5,055,329	6,112,521

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	821,502	13,862,932	14,359,860
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,320,825	43,290,773	42,308,635

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	109,884	2,010,632	2,153,734

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	615,986	23,314,203	23,142,584
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	89,593	4,497,091	4,972,435

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class *	116,433	1,309,072	1,504,320

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	440,941	11,142,058	13,303,202
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	1,035,888	16,356,652	20,386,270

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	16,462	211,910	213,844
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	191,106	4,542,597	4,640,049
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC *	335,469	6,693,317	7,289,744
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	381,981	6,366,388	6,493,682

	M Fund, Inc.
I	M International Equity	5,215,432	59,723,356	71,712,197
II	M Large Cap Growth	1,819,551	29,693,355	43,723,799
III	M Capital Appreciation	1,606,444	35,646,077	51,727,484
V	M Large Cap Value	1,692,159	18,836,416	24,468,622

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class *	602,246	10,901,729	12,442,407
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	468,314	13,391,533	17,229,286

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class *	6,100	125,258	138,836

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	73,715	2,917,158	2,950,825

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	525,644	6,552,917	6,302,475

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class *	153,817	1,770,085	1,973,475

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	2,973,840	42,789,755	56,711,132
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,178,108	46,922,906	64,929,393

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,618,152	51,615,466	57,638,557

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

E-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$20,327,857	$4,259,883	$18,223,269	$96,253,040	$104,342,375	$1,671,426	$320,990,655
Receivables:
Due from Pacific Life Insurance Company	-	36,354	-	90,367	19,797	-	131,040
Investments sold	7,125	-	9,625	-	-	6,159	-
Total Assets	20,334,982	4,296,237	18,232,894	96,343,407	104,362,172	1,677,585	321,121,695
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7,126	-	9,638	-	-	6,159	-
Investments purchased	-	36,354	-	90,282	19,893	-	131,006
Total Liabilities	7,126	36,354	9,638	90,282	19,893	6,159	131,006
NET ASSETS	$20,327,856	$4,259,883	$18,223,256	$96,253,125	$104,342,279	$1,671,426	$320,990,689
Units Outstanding	1,398,848	408,737	1,674,632	1,439,112	1,753,744	154,750	5,039,700
Accumulation Unit Value	$14.53	$10.42	$10.88	$66.88	$59.50	$10.80	$63.69
Cost of Investments	$19,394,370	$4,193,267	$17,616,437	$84,841,630	$113,887,793	$1,699,243	$309,763,193
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$66,662,614	$3,716,319	$71,387,086	$61,552,953	$53,461,395	$54,028,105	$537,447,490
Receivables:
Due from Pacific Life Insurance Company	264,866	1,998	-	-	47,726	23,275	-
Investments sold	-	-	17,668	10,149	-	-	185,525
Total Assets	66,927,480	3,718,317	71,404,754	61,563,102	53,509,121	54,051,380	537,633,015
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	17,690	14,622	-	-	185,192
Investments purchased	264,843	1,996	-	-	47,540	23,217	-
Total Liabilities	264,843	1,996	17,690	14,622	47,540	23,217	185,192
NET ASSETS	$66,662,637	$3,716,321	$71,387,064	$61,548,480	$53,461,581	$54,028,163	$537,447,823
Units Outstanding	5,240,264	337,669	3,452,803	3,191,987	2,733,168	2,525,172	6,247,670
Accumulation Unit Value	$12.72	$11.01	$20.68	$19.28	$19.56	$21.40	$86.02
Cost of Investments	$65,915,815	$3,611,225	$43,760,048	$37,741,399	$38,604,776	$39,252,008	$347,390,000
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$24,580,559	$192,561,530	$44,136,632	$121,447,478	$11,781,236	$184,818,145	$108,001,158
Receivables:
Due from Pacific Life Insurance Company	3,053	-	-	-	-	-	-
Investments sold	-	36,683	16,454	36,323	5,783	137,532	38,938
Total Assets	24,583,612	192,598,213	44,153,086	121,483,801	11,787,019	184,955,677	108,040,096
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	36,636	16,442	35,924	5,767	137,508	38,724
Investments purchased	3,027	-	-	-	-	-	-
Total Liabilities	3,027	36,636	16,442	35,924	5,767	137,508	38,724
NET ASSETS	$24,580,585	$192,561,577	$44,136,644	$121,447,877	$11,781,252	$184,818,169	$108,001,372
Units Outstanding	1,206,296	2,772,201	3,695,661	4,640,130	746,733	2,212,083	2,837,498
Accumulation Unit Value	$20.38	$69.46	$11.94	$26.17	$15.78	$83.55	$38.06
Cost of Investments	$18,202,978	$169,915,934	$32,761,352	$79,354,550	$9,099,797	$125,190,980	$86,401,135

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$49,008,078	$16,437,674	$18,912,267	$31,887,886	$221,591,150	$70,535,578	$610,300
Receivables:
Due from Pacific Life Insurance Company	10,616	-	21,295	-	245,951	-	9,045
Investments sold	-	2,068	-	38,460	-	5,030	-
Total Assets	49,018,694	16,439,742	18,933,562	31,926,346	221,837,101	70,540,608	619,345
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,087	-	38,373	-	5,001	-
Investments purchased	10,737	-	21,227	-	246,258	-	9,045
Total Liabilities	10,737	2,087	21,227	38,373	246,258	5,001	9,045
NET ASSETS	$49,007,957	$16,437,655	$18,912,335	$31,887,973	$221,590,843	$70,535,607	$610,300
Units Outstanding	3,100,811	586,326	712,131	1,432,934	7,067,097	1,730,493	48,305
Accumulation Unit Value	$15.80	$28.04	$26.56	$22.25	$31.36	$40.76	$12.63
Cost of Investments	$42,069,909	$14,105,432	$14,492,512	$26,241,485	$142,098,832	$54,160,821	$584,142
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$53,341,257	$102,284,160	$17,636,980	$149,100,686	$153,399,056	$14,128,499	$146,298,185
Receivables:
Due from Pacific Life Insurance Company	-	-	242,878	-	244,665	26,126	3,609
Investments sold	328,679	292,061	-	169,530	-	-	-
Total Assets	53,669,936	102,576,221	17,879,858	149,270,216	153,643,721	14,154,625	146,301,794
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	328,669	292,116	-	169,668	-	-	-
Investments purchased	-	-	242,887	-	244,822	26,108	3,648
Total Liabilities	328,669	292,116	242,887	169,668	244,822	26,108	3,648
NET ASSETS	$53,341,267	$102,284,105	$17,636,971	$149,100,548	$153,398,899	$14,128,517	$146,298,146
Units Outstanding	1,309,804	1,824,718	1,753,716	3,222,583	9,404,606	1,084,791	4,850,872
Accumulation Unit Value	$40.72	$56.05	$10.06	$46.27	$16.31	$13.02	$30.16
Cost of Investments	$32,655,048	$71,046,748	$14,241,255	$121,338,078	$115,344,573	$10,985,686	$144,817,455
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$350,902	$1,111,942	$2,859,101	$19,557,768	$3,535,046	$16,399,016	$21,347,771
Receivables:
Due from Pacific Life Insurance Company	-	538	114,900	-	-	12,170	5,840
Investments sold	37	-	-	12,908	53,738	-	-
Total Assets	350,902	1,112,480	2,974,001	19,557,768	3,588,784	16,411,186	21,353,611
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	37	-	-	12,908	53,736	-	-
Investments purchased	-	538	114,900	-	-	12,181	5,841
Total Liabilities	-	538	114,900	-	53,736	12,181	5,841
NET ASSETS	$350,902	$1,111,942	$2,859,101	$19,557,768	$3,535,048	$16,399,005	$21,347,770
Units Outstanding	35,774	113,612	292,145	899,048	217,633	902,885	1,059,187
Accumulation Unit Value	$9.81	$9.79	$9.79	$21.75	$16.24	$18.16	$20.15
Cost of Investments	$357,106	$1,078,320	$2,656,724	$16,558,840	$3,193,007	$14,006,246	$17,739,391

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$20,886,794	$49,471,144	$238,500,833	$316,644,015	$132,084,710	$8,901,190	$9,182,802
Receivables:
Due from Pacific Life Insurance Company	-	-	-	39,743	14,019	29,390	-
Investments sold	3,475	83,073	72,521	-	-	-	156,113
Total Assets	20,890,269	49,554,217	238,573,354	316,683,758	132,098,729	8,930,580	9,338,915
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,475	83,122	72,535	-	-	-	156,110
Investments purchased	-	-	-	39,799	14,077	29,387	-
Total Liabilities	3,475	83,122	72,535	39,799	14,077	29,387	156,110
NET ASSETS	$20,886,794	$49,471,095	$238,500,819	$316,643,959	$132,084,652	$8,901,193	$9,182,805
Units Outstanding	1,779,962	4,054,853	18,992,808	24,575,507	10,122,400	674,515	604,977
Accumulation Unit Value	$11.73	$12.20	$12.56	$12.88	$13.05	$13.20	$15.18
Cost of Investments	$19,315,055	$41,671,357	$191,097,142	$243,211,429	$99,462,213	$7,924,452	$8,213,957
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2
ASSETS
Investments in mutual funds, at value	$22,028,950	$58,345,176	$317,286	$57,738,962	$1,371,426	$922,134	$3,334,350
Receivables:
Due from Pacific Life Insurance Company	-	231,367	-	12,563	1,651	-	155
Investments sold	19	-	148	-	-	127	-
Total Assets	22,028,969	58,576,543	317,434	57,751,525	1,373,077	922,261	3,334,505
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	12	-	147	-	-	128	-
Investments purchased	-	231,344	-	12,635	1,651	-	158
Total Liabilities	12	231,344	147	12,635	1,651	128	158
NET ASSETS	$22,028,957	$58,345,199	$317,287	$57,738,890	$1,371,426	$922,133	$3,334,347
Units Outstanding	1,148,153	2,935,802	27,044	2,686,605	106,541	68,120	248,430
Accumulation Unit Value	$19.19	$19.87	$11.73	$21.49	$12.87	$13.54	$13.42
Cost of Investments	$17,370,612	$51,952,870	$302,749	$36,342,782	$1,326,216	$816,049	$2,916,410
	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
ASSETS
Investments in mutual funds, at value	$8,584,445	$7,428,822	$8,657,192	$2,139,941	$1,061,703	$8,279,313	$39,339,971
Receivables:
Due from Pacific Life Insurance Company	94,685	-	27,197	-	-	-	-
Investments sold	-	12,765	-	792	2,556	35,306	6,686
Total Assets	8,679,130	7,441,587	8,684,389	2,140,733	1,064,259	8,314,619	39,346,657
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	12,762	-	792	2,556	35,300	6,599
Investments purchased	94,680	-	27,196	-	-	-	-
Total Liabilities	94,680	12,762	27,196	792	2,556	35,300	6,599
NET ASSETS	$8,584,450	$7,428,825	$8,657,193	$2,139,941	$1,061,703	$8,279,319	$39,340,058
Units Outstanding	655,329	546,907	661,571	156,764	76,962	408,047	1,655,132
Accumulation Unit Value	$13.10	$13.58	$13.09	$13.65	$13.80	$20.29	$23.77
Cost of Investments	$7,410,356	$6,314,895	$7,290,501	$2,011,648	$988,420	$6,454,580	$30,549,122

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Fidelity VIP Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
ASSETS
Investments in mutual funds, at value	$170,368,056	$6,112,521	$14,359,860	$42,308,635	$2,153,734	$23,142,584	$4,972,435
Receivables:
Due from Pacific Life Insurance Company	2,741,670	-	-	137,752	743	-	29,759
Investments sold	-	1,089	876	-	-	42,822	-
Total Assets	173,109,726	6,113,610	14,360,736	42,446,387	2,154,477	23,185,406	5,002,194
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,084	874	-	-	42,980	-
Investments purchased	2,741,607	-	-	137,707	744	-	29,758
Total Liabilities	2,741,607	1,084	874	137,707	744	42,980	29,758
NET ASSETS	$170,368,119	$6,112,526	$14,359,862	$42,308,680	$2,153,733	$23,142,426	$4,972,436
Units Outstanding	17,036,101	307,247	1,030,780	3,368,562	155,131	1,973,890	276,166
Accumulation Unit Value	$10.00	$19.89	$13.93	$12.56	$13.88	$11.72	$18.01
Cost of Investments	$170,368,056	$5,055,329	$13,862,932	$43,290,773	$2,010,632	$23,314,203	$4,497,091
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC
ASSETS
Investments in mutual funds, at value	$1,504,320	$13,303,202	$20,386,270	$213,844	$4,640,049	$7,289,744	$6,493,682
Receivables:
Due from Pacific Life Insurance Company	989	254,165	-	2,221	1,494	18,532	114,226
Investments sold	-	-	3,614	-	-	-	-
Total Assets	1,505,309	13,557,367	20,389,884	216,065	4,641,543	7,308,276	6,607,908
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	3,623	-	-	-	-
Investments purchased	991	254,162	-	2,221	1,494	18,514	114,225
Total Liabilities	991	254,162	3,623	2,221	1,494	18,514	114,225
NET ASSETS	$1,504,318	$13,303,205	$20,386,261	$213,844	$4,640,049	$7,289,762	$6,493,683
Units Outstanding	107,492	667,520	1,191,393	20,907	291,399	461,443	636,972
Accumulation Unit Value	$13.99	$19.93	$17.11	$10.23	$15.92	$15.80	$10.19
Cost of Investments	$1,309,072	$11,142,058	$16,356,652	$211,910	$4,542,597	$6,693,317	$6,366,388
	I	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman Socially Responsive I Class
ASSETS
Investments in mutual funds, at value	$71,712,197	$43,723,799	$51,727,484	$24,468,622	$12,442,407	$17,229,286	$138,836
Receivables:
Due from Pacific Life Insurance Company	40,328	11,071	-	5,423	9,427	9,514	212
Investments sold	-	-	203,577	-	-	-	-
Total Assets	71,752,525	43,734,870	51,931,061	24,474,045	12,451,834	17,238,800	139,048
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	203,573	-	-	-	-
Investments purchased	40,391	11,093	-	5,642	9,427	9,495	212
Total Liabilities	40,391	11,093	203,573	5,642	9,427	9,495	212
NET ASSETS	$71,712,134	$43,723,777	$51,727,488	$24,468,403	$12,442,407	$17,229,305	$138,836
Units Outstanding	1,900,320	1,116,214	748,233	1,010,985	649,161	973,394	10,974
Accumulation Unit Value	$37.74	$39.17	$69.13	$24.20	$19.17	$17.70	$12.65
Cost of Investments	$59,723,356	$29,693,355	$35,646,077	$18,836,416	$10,901,729	$13,391,533	$125,258

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$2,950,825	$6,302,475	$1,973,475	$56,711,132	$64,929,393	$57,638,557
Receivables:
Due from Pacific Life Insurance Company	1,962	-	5,854	235,078	17,918	-
Investments sold	-	2,044	-	-	-	227,433
Total Assets	2,952,787	6,304,519	1,979,329	56,946,210	64,947,311	57,865,990
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	2,124	-	-	-	227,453
Investments purchased	1,964	-	5,890	235,102	18,046	-
Total Liabilities	1,964	2,124	5,890	235,102	18,046	227,453
NET ASSETS	$2,950,823	$6,302,395	$1,973,439	$56,711,108	$64,929,265	$57,638,537
Units Outstanding	245,008	648,813	148,444	2,632,715	3,542,940	1,866,874
Accumulation Unit Value	$12.04	$9.71	$13.29	$21.54	$18.33	$30.87
Cost of Investments	$2,917,158	$6,552,917	$1,770,085	$42,789,755	$46,922,906	$51,615,466

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	57,586	6,825	(184,625)	335,917	(933,789)	(20,713)	1,538,093
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	57,586	6,825	(184,625)	335,917	(933,789)	(20,713)	1,538,093
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	991,744	51,345	493,485	4,368,460	7,412,269	85,346	9,208,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,049,330	$58,170	$308,860	$4,704,377	$6,478,480	$64,633	$10,747,038
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	25,645	(34,211)	2,300,872	534,510	1,295,509	1,352,773	8,482,380
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	25,645	(34,211)	2,300,872	534,510	1,295,509	1,352,773	8,482,380
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	600,961	241,097	1,345,278	3,420,311	1,919,104	1,390,323	27,072,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$626,606	$206,886	$3,646,150	$3,954,821	$3,214,613	$2,743,096	$35,554,740
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	566,246	(2,100,861)	1,594,735	404,623	91,298	846,098	203,767
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	566,246	(2,100,861)	1,594,735	404,623	91,298	846,098	203,767
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(372,733)	7,331,061	(1,374,440)	7,357,203	716,470	10,405,032	5,584,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,513	$5,230,200	$220,295	$7,761,826	$807,768	$11,251,130	$5,788,350

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	1,061,921	388,713	184,957	2,941,848	2,284,097	1,805,578	8,026
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	1,061,921	388,713	184,957	2,941,848	2,284,097	1,805,578	8,026
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	818,219	931,506	567,615	(3,674,538)	3,858,673	2,689,052	20,332
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,880,140	$1,320,219	$752,572	($732,690)	$6,142,770	$4,494,630	$28,358
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,462,570	4,803,922	(86,144)	2,227,995	1,811,777	(60,289)	(4,974,043)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,462,570	4,803,922	(86,144)	2,227,995	1,811,777	(60,289)	(4,974,043)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,152,406	10,229,568	1,866,390	6,061,693	1,857,729	837,452	6,770,135
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,614,976	$15,033,490	$1,780,246	$8,289,688	$3,669,506	$777,163	$1,796,092
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(343)	(1,701)	(42,575)	306,380	17,664	68,154	125,386
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(343)	(1,701)	(42,575)	306,380	17,664	68,154	125,386
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,886)	19,722	339,201	426,398	147,732	707,962	949,848
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,229)	$18,021	$296,626	$732,778	$165,396	$776,116	$1,075,234
(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$57,889
Net Investment Income	-	-	-	-	-	-	57,889
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	814,279	627,956	1,384,652	2,333,896	1,330,067	21,531	128,825
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	536,330
Realized Gain on Investments	814,279	627,956	1,384,652	2,333,896	1,330,067	21,531	665,155
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	117,364	1,489,142	9,727,931	13,321,031	5,900,656	464,435	90,426
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$931,643	$2,117,098	$11,112,583	$15,654,927	$7,230,723	$485,966	$813,470
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$2,091	$-	$-	$-	$-
Net Investment Income	-	-	2,091	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	820,232	352,366	1,265	738,330	12,682	4,473	21,363
Capital gains distributions from mutual fund investments (1)	-	-	4,982	-	8,785	10,764	40,768
Realized Gain on Investments	820,232	352,366	6,247	738,330	21,467	15,237	62,131
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	607,344	1,610,070	5,298	2,835,359	19,823	20,510	76,278
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,427,576	$1,962,436	$13,636	$3,573,689	$41,290	$35,747	$138,409
	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	111,196	84,169	296,484	18,624	20,245	217,102	536,700
Capital gains distributions from mutual fund investments (1)	108,996	76,028	106,820	14,798	6,497	-	609,743
Realized Gain on Investments	220,192	160,197	403,304	33,422	26,742	217,102	1,146,443
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	151,306	180,550	8,132	69,395	16,009	351,913	696,210
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,498	$340,747	$411,436	$102,817	$42,751	$569,015	$1,842,653

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Fidelity VIP Money Market Service Class (1)	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$2,782	$-	$283,821	$2,137,035	$-	$652,636	$1,654
Net Investment Income	2,782	-	283,821	2,137,035	-	652,636	1,654
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	-	129,696	361,513	(252,592)	11,651	(584,367)	541,511
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-	2,204,832	345,385
Realized Gain (Loss) on Investments	-	129,696	361,513	(252,592)	11,651	1,620,465	886,896
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	211,941	(122,739)	(574,484)	85,607	(1,244,226)	(619,469)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,782	$341,637	$522,595	$1,309,959	$97,258	$1,028,875	$269,081
	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC (1)	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$1,658	$-	$-	$-	$-	$-
Net Investment Income	-	1,658	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	17,165	309,185	676,995	13	83,179	1,118,712	2,759
Capital gains distributions from mutual fund investments (2)	-	146,633	57,370	-	-	-	-
Realized Gain on Investments	17,165	455,818	734,365	13	83,179	1,118,712	2,759
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	83,687	1,181,077	345,781	1,935	(16,626)	(945,160)	142,931
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,852	$1,638,553	$1,080,146	$1,948	$66,553	$173,552	$145,690
	I	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman Socially Responsive I Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$55,696	$-	$-	$-	$-	$-	$-
Net Investment Income	55,696	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(787,011)	1,461,750	1,245,722	518,795	908,012	460,854	2,957
Capital gains distributions from mutual fund investments (2)	-	1,802,143	458,432	251,063	-	-	-
Realized Gain (Loss) on Investments	(787,011)	3,263,893	1,704,154	769,858	908,012	460,854	2,957
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,905,120	(2,694,521)	2,742,889	619,450	(1,114,165)	1,939,980	3,116
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,173,805	$569,372	$4,447,043	$1,389,308	($206,153)	$2,400,834	$6,073

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$24,635	$38,250	$-	$-	$518,257	$49,483
Net Investment Income	24,635	38,250	-	-	518,257	49,483
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	11,446	(112,539)	27,501	965,838	1,582,699	620,487
Capital gains distributions from mutual fund investments (1)	129,620	-	-	-	-	-
Realized Gain (Loss) on Investments	141,066	(112,539)	27,501	965,838	1,582,699	620,487
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(42,960)	449,985	(12,664)	565,386	1,461,225	6,262,177
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,741	$375,696	$14,837	$1,531,224	$3,562,181	$6,932,147

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Diversified Bond		Floating Rate Income (2)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	57,586	(1,543,076)	6,825	1,900	(184,625)	(518,062)
Change in net unrealized appreciation on investments	991,744	1,322,436	51,345	15,272	493,485	1,170,140
Net Increase (Decrease) in Net Assets Resulting from Operations	1,049,330	(220,640)	58,170	17,172	308,860	652,078
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	634,871	1,353,217	60,504	7,736	951,105	1,403,253
Transfers between variable and fixed accounts, net	908,510	550,979	3,074,067	1,110,097	(3,292,918)	9,374,342
Policy maintenance charges	(500,087)	(1,096,238)	(43,538)	(23,898)	(485,295)	(808,340)
Policy benefits and terminations	(802,783)	(627,402)	(505)	-	(314,895)	(647,404)
Other	(5,944)	(210,261)	90	(12)	9,601	(75,805)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	234,567	(29,705)	3,090,618	1,093,923	(3,132,402)	9,246,046
NET INCREASE (DECREASE) IN NET ASSETS	1,283,897	(250,345)	3,148,788	1,111,095	(2,823,542)	9,898,124
NET ASSETS
Beginning of Year or Period	19,043,959	19,294,304	1,111,095	-	21,046,798	11,148,674
End of Year or Period	$20,327,856	$19,043,959	$4,259,883	$1,111,095	$18,223,256	$21,046,798

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	335,917	843,723	(933,789)	(2,803,629)	(20,713)	(15,211)
Change in net unrealized appreciation (depreciation) on investments	4,368,460	5,710,162	7,412,269	(9,241,186)	85,346	(137,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,704,377	6,553,885	6,478,480	(12,044,815)	64,633	(152,315)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,155,929	4,839,608	2,341,765	5,810,030	89,344	109,267
Transfers between variable and fixed accounts, net	1,138,841	(9,353,447)	(4,555,666)	(19,870,624)	159,482	291,179
Policy maintenance charges	(2,188,013)	(4,450,458)	(2,392,324)	(5,780,068)	(26,817)	(56,654)
Policy benefits and terminations	(1,848,262)	(3,449,425)	(1,609,980)	(8,980,025)	(16,274)	(75,340)
Other	(494,094)	(425,204)	(93,753)	(6,974,238)	(387)	(4,061)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,235,599)	(12,838,926)	(6,309,958)	(35,794,925)	205,348	264,391
NET INCREASE (DECREASE) IN NET ASSETS	3,468,778	(6,285,041)	168,522	(47,839,740)	269,981	112,076
NET ASSETS
Beginning of Year or Period	92,784,347	99,069,388	104,173,757	152,013,497	1,401,445	1,289,369
End of Year or Period	$96,253,125	$92,784,347	$104,342,279	$104,173,757	$1,671,426	$1,401,445

(1) Unaudited.

(2) Operations commenced on May 1, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,538,093	518,482	25,645	37,346	(34,211)	(31,798)
Change in net unrealized appreciation (depreciation) on investments	9,208,945	(8,553,620)	600,961	191,683	241,097	(151,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,747,038	(8,035,138)	626,606	229,029	206,886	(183,325)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,318,451	18,447,556	2,055,686	3,738,748	51,626	165,174
Transfers between variable and fixed accounts, net	(3,558,527)	(8,198,989)	5,738,155	11,536,654	422,891	2,080,507
Policy maintenance charges	(7,813,090)	(16,878,888)	(1,596,219)	(3,134,577)	(51,368)	(82,061)
Policy benefits and terminations	(14,665,297)	(14,347,522)	(624,909)	(2,914,919)	(25,638)	(3,018)
Other	(1,665,671)	(16,124,333)	47,067	111,216	1,480	(16,143)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(20,384,134)	(37,102,176)	5,619,780	9,337,122	398,991	2,144,459
NET INCREASE (DECREASE) IN NET ASSETS	(9,637,096)	(45,137,314)	6,246,386	9,566,151	605,877	1,961,134
NET ASSETS
Beginning of Year or Period	330,627,785	375,765,099	60,416,251	50,850,100	3,110,444	1,149,310
End of Year or Period	$320,990,689	$330,627,785	$66,662,637	$60,416,251	$3,716,321	$3,110,444

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	2,300,872	3,006,747	534,510	40,722	1,295,509	2,117,798
Change in net unrealized appreciation on investments	1,345,278	12,223,379	3,420,311	13,720,736	1,919,104	9,509,264
Net Increase in Net Assets Resulting from Operations	3,646,150	15,230,126	3,954,821	13,761,458	3,214,613	11,627,062
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,891,654	4,362,218	1,918,499	3,608,946	1,886,912	2,890,566
Transfers between variable and fixed accounts, net	599,285	5,102,445	524,394	4,155,806	3,404,096	5,938,923
Policy maintenance charges	(1,695,939)	(3,284,483)	(1,649,889)	(2,914,577)	(1,296,679)	(2,176,342)
Policy benefits and terminations	(2,405,368)	(2,674,334)	(686,827)	(2,023,383)	(751,840)	(1,467,923)
Other	(138,196)	(149,518)	(132,330)	(164,225)	(382,200)	(276,141)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,748,564)	3,356,328	(26,153)	2,662,567	2,860,289	4,909,083
NET INCREASE IN NET ASSETS	1,897,586	18,586,454	3,928,668	16,424,025	6,074,902	16,536,145
NET ASSETS
Beginning of Year or Period	69,489,478	50,903,024	57,619,812	41,195,787	47,386,679	30,850,534
End of Year or Period	$71,387,064	$69,489,478	$61,548,480	$57,619,812	$53,461,581	$47,386,679

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	1,352,773	1,756,078	8,482,380	11,043,099	566,246	1,653,621
Change in net unrealized appreciation (depreciation) on investments	1,390,323	10,473,885	27,072,360	119,801,992	(372,733)	5,390,666
Net Increase in Net Assets Resulting from Operations	2,743,096	12,229,963	35,554,740	130,845,091	193,513	7,044,287
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,431,751	2,780,498	9,706,390	21,267,162	768,170	1,788,007
Transfers between variable and fixed accounts, net	(886,169)	2,554,839	5,750,091	(12,215,640)	(349,275)	(4,995,010)
Policy maintenance charges	(1,132,011)	(2,308,957)	(10,609,327)	(21,258,693)	(676,984)	(1,563,264)
Policy benefits and terminations	(974,915)	(3,106,879)	(23,243,403)	(17,981,977)	(382,296)	(1,229,544)
Other	(128,773)	(261,173)	(2,289,409)	(1,117,285)	(124,771)	(229,344)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,690,117)	(341,672)	(20,685,658)	(31,306,433)	(765,156)	(6,229,155)
NET INCREASE (DECREASE) IN NET ASSETS	1,052,979	11,888,291	14,869,082	99,538,658	(571,643)	815,132
NET ASSETS
Beginning of Year or Period	52,975,184	41,086,893	522,578,741	423,040,083	25,152,228	24,337,096
End of Year or Period	$54,028,163	$52,975,184	$537,447,823	$522,578,741	$24,580,585	$25,152,228

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(2,100,861)	(4,445,524)	1,594,735	2,064,165	404,623	(191,681)
Change in net unrealized appreciation (depreciation) on investments	7,331,061	56,633,476	(1,374,440)	10,652,605	7,357,203	29,008,753
Net Increase in Net Assets Resulting from Operations	5,230,200	52,187,952	220,295	12,716,770	7,761,826	28,817,072
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,256,285	9,431,163	1,287,876	2,530,978	2,492,421	4,844,492
Transfers between variable and fixed accounts, net	(3,817,175)	(5,006,205)	(319,712)	(1,115,285)	(802,113)	1,301,048
Policy maintenance charges	(5,182,451)	(10,103,740)	(1,124,995)	(2,299,187)	(2,349,502)	(4,825,539)
Policy benefits and terminations	(5,025,044)	(9,639,628)	(937,814)	(2,046,406)	(2,048,526)	(4,780,329)
Other	(781,710)	(811,795)	(141,998)	(208,138)	(107,779)	(672,209)
Net Decrease in Net Assets Derived from Policy Transactions	(10,550,095)	(16,130,205)	(1,236,643)	(3,138,038)	(2,815,499)	(4,132,537)
NET INCREASE (DECREASE) IN NET ASSETS	(5,319,895)	36,057,747	(1,016,348)	9,578,732	4,946,327	24,684,535
NET ASSETS
Beginning of Year or Period	197,881,472	161,823,725	45,152,992	35,574,260	116,501,550	91,817,015
End of Year or Period	$192,561,577	$197,881,472	$44,136,644	$45,152,992	$121,447,877	$116,501,550

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	91,298	(10,908)	846,098	(1,170,472)	203,767	(6,175,727)
Change in net unrealized appreciation on investments	716,470	2,328,522	10,405,032	47,131,043	5,584,583	36,386,526
Net Increase in Net Assets Resulting from Operations	807,768	2,317,614	11,251,130	45,960,571	5,788,350	30,210,799
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	187,008	391,558	4,000,452	8,781,034	2,347,532	5,198,580
Transfers between variable and fixed accounts, net	946,256	2,469,320	(2,218,223)	(4,543,059)	(3,437,717)	(6,126,287)
Policy maintenance charges	(211,063)	(326,214)	(4,678,812)	(9,196,585)	(2,308,371)	(4,710,827)
Policy benefits and terminations	(116,963)	(120,722)	(6,394,725)	(8,473,147)	(2,679,766)	(4,918,499)
Other	(13,769)	18,107	(1,119,019)	(796,399)	(487,190)	(213,236)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	791,469	2,432,049	(10,410,327)	(14,228,156)	(6,565,512)	(10,770,269)
NET INCREASE (DECREASE) IN NET ASSETS	1,599,237	4,749,663	840,803	31,732,415	(777,162)	19,440,530
NET ASSETS
Beginning of Year or Period	10,182,015	5,432,352	183,977,366	152,244,951	108,778,534	89,338,004
End of Year or Period	$11,781,252	$10,182,015	$184,818,169	$183,977,366	$108,001,372	$108,778,534

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	1,061,921	2,344,382	388,713	1,230,122	184,957	190,309
Change in net unrealized appreciation on investments	818,219	10,197,984	931,506	1,327,681	567,615	3,674,204
Net Increase in Net Assets Resulting from Operations	1,880,140	12,542,366	1,320,219	2,557,803	752,572	3,864,513
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,407,927	2,948,694	519,908	768,984	493,703	818,511
Transfers between variable and fixed accounts, net	(1,307,432)	(1,861,398)	2,561,594	6,003,443	1,592,374	1,921,886
Policy maintenance charges	(1,130,866)	(2,273,707)	(345,668)	(531,163)	(417,812)	(679,967)
Policy benefits and terminations	(674,323)	(1,941,265)	(349,816)	(432,708)	(307,511)	(648,976)
Other	(83,547)	(221,346)	(4,137)	(40,168)	193,261	38,031
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,788,241)	(3,349,022)	2,381,881	5,768,388	1,554,015	1,449,485
NET INCREASE IN NET ASSETS	91,899	9,193,344	3,702,100	8,326,191	2,306,587	5,313,998
NET ASSETS
Beginning of Year or Period	48,916,058	39,722,714	12,735,555	4,409,364	16,605,748	11,291,750
End of Year or Period	$49,007,957	$48,916,058	$16,437,655	$12,735,555	$18,912,335	$16,605,748

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	2,941,848	1,839,674	2,284,097	398,409	1,805,578	3,757,639
Change in net unrealized appreciation (depreciation) on investments	(3,674,538)	8,224,700	3,858,673	62,921,602	2,689,052	13,340,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(732,690)	10,064,374	6,142,770	63,320,011	4,494,630	17,097,912
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	782,919	2,293,897	3,680,421	8,042,386	1,521,210	3,534,433
Transfers between variable and fixed accounts, net	(5,129,275)	1,569,302	(2,057,810)	2,452,667	(965,982)	357,589
Policy maintenance charges	(889,356)	(1,830,376)	(4,731,927)	(9,365,361)	(1,345,904)	(2,776,658)
Policy benefits and terminations	(1,346,294)	(2,014,124)	(6,485,365)	(8,175,002)	(1,909,763)	(2,656,304)
Other	(240,322)	(200,638)	(477,730)	(281,971)	(3,042)	(289,403)
Net Decrease in Net Assets Derived from Policy Transactions	(6,822,328)	(181,939)	(10,072,411)	(7,327,281)	(2,703,481)	(1,830,343)
NET INCREASE (DECREASE) IN NET ASSETS	(7,555,018)	9,882,435	(3,929,641)	55,992,730	1,791,149	15,267,569
NET ASSETS
Beginning of Year or Period	39,442,991	29,560,556	225,520,484	169,527,754	68,744,458	53,476,889
End of Year or Period	$31,887,973	$39,442,991	$221,590,843	$225,520,484	$70,535,607	$68,744,458

	Value Advantage (2)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	8,026	944	2,462,570	4,016,805	4,803,922	2,230,180
Change in net unrealized appreciation (depreciation) on investments	20,332	5,827	1,152,406	13,811,438	10,229,568	(744,500)
Net Increase in Net Assets Resulting from Operations	28,358	6,771	3,614,976	17,828,243	15,033,490	1,485,680
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,281	803	1,390,169	2,307,359	2,012,514	4,092,645
Transfers between variable and fixed accounts, net	461,928	110,642	507,605	1,735,389	5,516,736	1,151,963
Policy maintenance charges	(10,641)	(2,217)	(1,197,819)	(2,025,977)	(1,767,815)	(3,594,836)
Policy benefits and terminations	-	-	(1,360,083)	(1,701,541)	(1,537,937)	(3,978,062)
Other	2,368	7	308,368	89,150	(5,065,785)	(1,684,578)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	465,936	109,235	(351,760)	404,380	(842,287)	(4,012,868)
NET INCREASE (DECREASE) IN NET ASSETS	494,294	116,006	3,263,216	18,232,623	14,191,203	(2,527,188)
NET ASSETS
Beginning of Year or Period	116,006	-	50,078,051	31,845,428	88,092,902	90,620,090
End of Year or Period	$610,300	$116,006	$53,341,267	$50,078,051	$102,284,105	$88,092,902

(1) Unaudited.

(2) Operations commenced on May 6, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(86,144)	(626,816)	2,227,995	5,106,098	1,811,777	833,920
Change in net unrealized appreciation on investments	1,866,390	3,472,934	6,061,693	5,869,862	1,857,729	23,327,943
Net Increase in Net Assets Resulting from Operations	1,780,246	2,846,118	8,289,688	10,975,960	3,669,506	24,161,863
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	469,484	903,055	3,098,068	6,561,946	3,668,249	7,459,964
Transfers between variable and fixed accounts, net	835,572	304,448	1,073,865	(172,900)	62,434	15,253,735
Policy maintenance charges	(385,911)	(761,558)	(2,696,320)	(5,558,556)	(3,074,962)	(6,188,979)
Policy benefits and terminations	(246,472)	(921,997)	(2,448,142)	(4,824,623)	(3,023,423)	(4,883,207)
Other	(71,196)	(71,560)	(247,984)	(1,259,193)	(5,933,902)	(20,919,082)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	601,477	(547,612)	(1,220,513)	(5,253,326)	(8,301,604)	(9,277,569)
NET INCREASE (DECREASE) IN NET ASSETS	2,381,723	2,298,506	7,069,175	5,722,634	(4,632,098)	14,884,294
NET ASSETS
Beginning of Year or Period	15,255,248	12,956,742	142,031,373	136,308,739	158,030,997	143,146,703
End of Year or Period	$17,636,971	$15,255,248	$149,100,548	$142,031,373	$153,398,899	$158,030,997

	International Small-Cap		International Value		Currency Strategies (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized loss on investments	(60,289)	(517,372)	(4,974,043)	(11,165,459)	(343)	(2,905)
Change in net unrealized appreciation (depreciation) on investments	837,452	3,086,460	6,770,135	37,778,693	(4,886)	(1,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	777,163	2,569,088	1,796,092	26,613,234	(5,229)	(4,223)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	340,623	648,806	4,026,108	8,238,730	3,806	8,381
Transfers between variable and fixed accounts, net	1,286,909	1,661,160	(1,624,640)	3,803,849	245,418	109,223
Policy maintenance charges	(313,996)	(578,709)	(3,396,520)	(6,752,415)	(2,510)	(2,271)
Policy benefits and terminations	(187,474)	(458,027)	(2,901,490)	(6,894,414)	-	-
Other	(5,819)	(104,770)	(529,321)	(560,668)	(1,850)	157
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,120,243	1,168,460	(4,425,863)	(2,164,918)	244,864	115,490
NET INCREASE (DECREASE) IN NET ASSETS	1,897,406	3,737,548	(2,629,771)	24,448,316	239,635	111,267
NET ASSETS
Beginning of Year or Period	12,231,111	8,493,563	148,927,917	124,479,601	111,267	-
End of Year or Period	$14,128,517	$12,231,111	$146,298,146	$148,927,917	$350,902	$111,267

(1) Unaudited.

(2) Operations commenced on May 7, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Global Absolute Return (2)		Precious Metals (3)		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(1,701)	(39,779)	(42,575)	(2,036)	306,380	162,999
Change in net unrealized appreciation (depreciation) on investments	19,722	13,900	339,201	(136,825)	426,398	2,236,735
Net Increase (Decrease) in Net Assets Resulting from Operations	18,021	(25,879)	296,626	(138,861)	732,778	2,399,734
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,852	5,138	24,214	13,343	834,501	1,608,926
Transfers between variable and fixed accounts, net	126,102	1,024,605	1,738,580	968,328	2,972,691	6,297,576
Policy maintenance charges	(18,550)	(12,976)	(24,263)	(10,384)	(650,232)	(913,619)
Policy benefits and terminations	-	(7,157)	(114)	(10,703)	(635,314)	(204,735)
Other	42	(1,256)	2,576	(241)	(11,680)	(155,715)
Net Increase in Net Assets Derived from Policy Transactions	111,446	1,008,354	1,740,993	960,343	2,509,966	6,632,433
NET INCREASE IN NET ASSETS	129,467	982,475	2,037,619	821,482	3,242,744	9,032,167
NET ASSETS
Beginning of Year or Period	982,475	-	821,482	-	16,315,024	7,282,857
End of Year or Period	$1,111,942	$982,475	$2,859,101	$821,482	$19,557,768	$16,315,024

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	17,664	25,317	68,154	122,423	125,386	143,642
Change in net unrealized appreciation on investments	147,732	215,872	707,962	1,432,158	949,848	2,309,683
Net Increase in Net Assets Resulting from Operations	165,396	241,189	776,116	1,554,581	1,075,234	2,453,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	189,970	342,280	699,814	1,492,313	1,679,257	2,098,867
Transfers between variable and fixed accounts, net	378,107	541,925	1,819,001	4,681,045	1,886,183	4,103,120
Policy maintenance charges	(135,047)	(208,729)	(643,712)	(1,007,469)	(550,990)	(748,207)
Policy benefits and terminations	(91,234)	(135,158)	(92,686)	(164,529)	(395,928)	(230,599)
Other	(52,455)	(312,958)	(76,736)	(58,170)	(135,893)	(283,588)
Net Increase in Net Assets Derived from Policy Transactions	289,341	227,360	1,705,681	4,943,190	2,482,629	4,939,593
NET INCREASE IN NET ASSETS	454,737	468,549	2,481,797	6,497,771	3,557,863	7,392,918
NET ASSETS
Beginning of Year or Period	3,080,311	2,611,762	13,917,208	7,419,437	17,789,907	10,396,989
End of Year or Period	$3,535,048	$3,080,311	$16,399,005	$13,917,208	$21,347,770	$17,789,907
(1) Unaudited.

(2) Operations commenced on May 16, 2013.

(3) Operations commenced on May 3, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	814,279	723,897	627,956	978,074	1,384,652	2,514,573
Change in net unrealized appreciation on investments	117,364	62,952	1,489,142	3,049,487	9,727,931	23,702,289
Net Increase in Net Assets Resulting from Operations	931,643	786,849	2,117,098	4,027,561	11,112,583	26,216,862
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	860,301	1,664,905	1,344,486	3,423,486	8,581,843	17,539,032
Transfers between variable and fixed accounts, net	(1,741,396)	(2,112,224)	(1,742,849)	(981,241)	967,587	4,946,709
Policy maintenance charges	(797,977)	(1,787,780)	(1,452,594)	(3,097,811)	(7,000,603)	(13,816,931)
Policy benefits and terminations	(4,280,489)	(1,571,373)	(1,331,614)	(2,710,576)	(3,644,912)	(12,464,423)
Other	(121,017)	(95,265)	2,672	(1,230,931)	(282,054)	(946,689)
Net Decrease in Net Assets Derived from Policy Transactions	(6,080,578)	(3,901,737)	(3,179,899)	(4,597,073)	(1,378,139)	(4,742,302)
NET INCREASE (DECREASE) IN NET ASSETS	(5,148,935)	(3,114,888)	(1,062,801)	(569,512)	9,734,444	21,474,560
NET ASSETS
Beginning of Year or Period	26,035,729	29,150,617	50,533,896	51,103,408	228,766,375	207,291,815
End of Year or Period	$20,886,794	$26,035,729	$49,471,095	$50,533,896	$238,500,819	$228,766,375

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$36,824
Realized gain on investments	2,333,896	3,521,888	1,330,067	1,426,338	21,531	157,948
Change in net unrealized appreciation on investments	13,321,031	42,326,153	5,900,656	20,015,766	464,435	425,532
Net Increase in Net Assets Resulting from Operations	15,654,927	45,848,041	7,230,723	21,442,104	485,966	620,304
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,722,282	25,177,128	6,264,407	12,490,603	396,745	228,845
Transfers between variable and fixed accounts, net	1,990,966	2,804,573	1,938,741	2,579,101	2,869,140	3,035,822
Policy maintenance charges	(8,591,300)	(17,152,921)	(3,499,963)	(7,185,102)	(152,656)	(173,605)
Policy benefits and terminations	(7,030,031)	(10,878,438)	(2,682,435)	(5,311,914)	(51,298)	(263,146)
Other	(1,893,083)	(1,604,084)	(1,372,123)	(1,260,000)	4,298	7,524
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,801,166)	(1,653,742)	648,627	1,312,688	3,066,229	2,835,440
NET INCREASE IN NET ASSETS	11,853,761	44,194,299	7,879,350	22,754,792	3,552,195	3,455,744
NET ASSETS
Beginning of Year or Period	304,790,198	260,595,899	124,205,302	101,450,510	5,348,998	1,893,254
End of Year or Period	$316,643,959	$304,790,198	$132,084,652	$124,205,302	$8,901,193	$5,348,998

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	American Century VP Mid Cap Value Class II		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,889	$59,896	$-	$194,806	$-	$565,666
Realized gain on investments	665,155	474,909	820,232	1,879,459	352,366	3,362,711
Change in net unrealized appreciation on investments	90,426	782,736	607,344	2,747,219	1,610,070	3,160,239
Net Increase in Net Assets Resulting from Operations	813,470	1,317,541	1,427,576	4,821,484	1,962,436	7,088,616
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	179,064	355,700	453,798	1,046,801	2,110,909	5,530,877
Transfers between variable and fixed accounts, net	949,454	2,973,062	2,264,000	1,616,408	1,434,600	4,159
Policy maintenance charges	(124,797)	(165,863)	(391,634)	(714,976)	(1,583,370)	(3,132,613)
Policy benefits and terminations	(258,249)	(213,840)	(292,776)	(589,799)	(1,810,207)	(1,562,645)
Other	234,072	(50,997)	135,977	(38,841)	152,922	(748,289)
Net Increase in Net Assets Derived from Policy Transactions	979,544	2,898,062	2,169,365	1,319,593	304,854	91,489
NET INCREASE IN NET ASSETS	1,793,014	4,215,603	3,596,941	6,141,077	2,267,290	7,180,105
NET ASSETS
Beginning of Year or Period	7,389,791	3,174,188	18,432,016	12,290,939	56,077,909	48,897,804
End of Year or Period	$9,182,805	$7,389,791	$22,028,957	$18,432,016	$58,345,199	$56,077,909

	Dreyfus Appreciation Service Shares (2)		Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom Income Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,091	$6,423	$-	$416,787	$-	$14,730
Realized gain (loss) on investments	6,247	(974)	738,330	1,786,865	21,467	31,112
Change in net unrealized appreciation on investments	5,298	9,240	2,835,359	11,444,499	19,823	10,268
Net Increase in Net Assets Resulting from Operations	13,636	14,689	3,573,689	13,648,151	41,290	56,110
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,078	6,349	1,326,276	2,991,513	35,634	103,990
Transfers between variable and fixed accounts, net	146,096	165,237	(261,230)	(2,138,618)	190,250	(34,695)
Policy maintenance charges	(7,727)	(19,796)	(1,262,277)	(2,518,722)	(36,829)	(65,861)
Policy benefits and terminations	(1,947)	(7,285)	(771,534)	(1,927,082)	(1,034)	(50,091)
Other	(152)	(891)	(77,189)	(335,813)	(26,648)	3,579
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	145,348	143,614	(1,045,954)	(3,928,722)	161,373	(43,078)
NET INCREASE IN NET ASSETS	158,984	158,303	2,527,735	9,719,429	202,663	13,032
NET ASSETS
Beginning of Year or Period	158,303	-	55,211,155	45,491,726	1,168,763	1,155,731
End of Year or Period	$317,287	$158,303	$57,738,890	$55,211,155	$1,371,426	$1,168,763

(1) Unaudited.

(2) Operations commenced on May 16, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2		Fidelity VIP Freedom 2020 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$12,391	$-	$45,586	$-	$125,362
Realized gain on investments	15,237	21,635	62,131	76,603	220,192	192,111
Change in net unrealized appreciation on investments	20,510	67,994	76,278	247,197	151,306	814,461
Net Increase in Net Assets Resulting from Operations	35,747	102,020	138,409	369,386	371,498	1,131,934
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,536	124,052	61,931	195,477	350,582	664,069
Transfers between variable and fixed accounts, net	3,110	(123,434)	101,079	347,616	(182,691)	231,508
Policy maintenance charges	(32,078)	(64,278)	(66,711)	(116,726)	(227,407)	(431,655)
Policy benefits and terminations	(15,256)	(6,336)	(62,441)	(103,295)	(143,809)	(169,198)
Other	(11,529)	106	5,331	(3,169)	(7,773)	(10,606)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,783	(69,890)	39,189	319,903	(211,098)	284,118
NET INCREASE IN NET ASSETS	44,530	32,130	177,598	689,289	160,400	1,416,052
NET ASSETS
Beginning of Year or Period	877,603	845,473	3,156,749	2,467,460	8,424,050	7,007,998
End of Year or Period	$922,133	$877,603	$3,334,347	$3,156,749	$8,584,450	$8,424,050

	Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Freedom 2035 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$98,616	$-	$117,721	$-	$8,826
Realized gain on investments	160,197	407,404	403,304	229,465	33,422	10,888
Change in net unrealized appreciation on investments	180,550	476,221	8,132	1,098,340	69,395	58,744
Net Increase in Net Assets Resulting from Operations	340,747	982,241	411,436	1,445,526	102,817	78,458
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	403,470	479,391	504,425	688,224	169,950	105,436
Transfers between variable and fixed accounts, net	566,271	1,264,443	(342,691)	409,214	1,298,110	431,509
Policy maintenance charges	(191,732)	(352,060)	(223,528)	(414,979)	(72,407)	(55,781)
Policy benefits and terminations	(142,092)	(736,839)	(138,906)	(95,922)	(1,506)	(830)
Other	2,654	6,250	71	(27,880)	8	(47)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	638,571	661,185	(200,629)	558,657	1,394,155	480,287
NET INCREASE IN NET ASSETS	979,318	1,643,426	210,807	2,004,183	1,496,972	558,745
NET ASSETS
Beginning of Year or Period	6,449,507	4,806,081	8,446,386	6,442,203	642,969	84,224
End of Year or Period	$7,428,825	$6,449,507	$8,657,193	$8,446,386	$2,139,941	$642,969

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Fidelity VIP Freedom 2045 Service Class 2		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$9,840	$-	$2,428	$-	$95,985
Realized gain on investments	26,742	25,872	217,102	360,875	1,146,443	5,861,236
Change in net unrealized appreciation on investments	16,009	55,948	351,913	1,234,524	696,210	4,586,646
Net Increase in Net Assets Resulting from Operations	42,751	91,660	569,015	1,597,827	1,842,653	10,543,867
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	75,581	115,788	167,032	339,701	957,288	1,958,553
Transfers between variable and fixed accounts, net	380,666	391,395	1,863,521	115,680	(252,730)	(2,239,086)
Policy maintenance charges	(58,502)	(62,404)	(159,654)	(245,554)	(681,707)	(1,349,611)
Policy benefits and terminations	(61,913)	-	(95,534)	(184,269)	(1,235,017)	(1,099,465)
Other	(5)	275	(20,430)	(36,296)	9,500	(116,486)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	335,827	445,054	1,754,935	(10,738)	(1,202,666)	(2,846,095)
NET INCREASE IN NET ASSETS	378,578	536,714	2,323,950	1,587,089	639,987	7,697,772
NET ASSETS
Beginning of Year or Period	683,125	146,411	5,955,369	4,368,280	38,700,071	31,002,299
End of Year or Period	$1,061,703	$683,125	$8,279,319	$5,955,369	$39,340,058	$38,700,071

	Fidelity VIP Money Market Service Class (2)		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,782		$-	$32,559	$283,821	$66,270
Realized gain (loss) on investments	-		129,696	842,214	361,513	195,335
Change in net unrealized appreciation (depreciation) on investments	-		211,941	471,930	(122,739)	567,794
Net Increase in Net Assets Resulting from Operations	2,782		341,637	1,346,703	522,595	829,399
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,070,263		116,780	456,361	346,957	254,224
Transfers between variable and fixed accounts, net	146,679,240		754,144	(68,910)	5,728,447	6,294,171
Policy maintenance charges	(2,797,858)		(131,650)	(276,937)	(323,317)	(195,507)
Policy benefits and terminations	(2,993,852)		(108,238)	(349,585)	(179,966)	(68,974)
Other	(592,456)		(13,516)	(22,358)	3,918	5,007
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	170,365,337		617,520	(261,429)	5,576,039	6,288,921
NET INCREASE IN NET ASSETS	170,368,119		959,157	1,085,274	6,098,634	7,118,320
NET ASSETS
Beginning of Year or Period	-		5,153,369	4,068,095	8,261,228	1,142,908
End of Year or Period	$170,368,119		$6,112,526	$5,153,369	$14,359,862	$8,261,228

(1) Unaudited.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		Janus Aspen Series Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,137,035	$2,193,895	$-	$20,857	$652,636	$862,996
Realized gain (loss) on investments	(252,592)	(275,494)	11,651	114,951	1,620,465	(4,622,955)
Change in net unrealized appreciation (depreciation) on investments	(574,484)	(1,258,054)	85,607	25,670	(1,244,226)	7,099,446
Net Increase in Net Assets Resulting from Operations	1,309,959	660,347	97,258	161,478	1,028,875	3,339,487
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,196,224	2,944,451	65,584	130,107	849,391	1,779,002
Transfers between variable and fixed accounts, net	(1,615,944)	69,148	350,357	654,404	645,367	(11,179,616)
Policy maintenance charges	(907,674)	(2,041,760)	(50,612)	(79,011)	(461,294)	(1,162,122)
Policy benefits and terminations	(1,963,338)	(2,768,738)	(6,765)	(69,877)	(817,572)	(573,824)
Other	1,085,162	(503,232)	(1,113)	(13,461)	(38,668)	(158,779)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,205,570)	(2,300,131)	357,451	622,162	177,224	(11,295,339)
NET INCREASE (DECREASE) IN NET ASSETS	(895,611)	(1,639,784)	454,709	783,640	1,206,099	(7,955,852)
NET ASSETS
Beginning of Year or Period	43,204,291	44,844,075	1,699,024	915,384	21,936,327	29,892,179
End of Year or Period	$42,308,680	$43,204,291	$2,153,733	$1,699,024	$23,142,426	$21,936,327

	Janus Aspen Series Enterprise Service Shares		Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,654	$18,238	$-	$9,131	$1,658	$2,981
Realized gain on investments	886,896	1,059,183	17,165	199,451	455,818	906,850
Change in net unrealized appreciation (depreciation) on investments	(619,469)	302,540	83,687	46,041	1,181,077	922,688
Net Increase in Net Assets Resulting from Operations	269,081	1,379,961	100,852	254,623	1,638,553	1,832,519
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	136,661	274,978	34,075	122,419	546,818	966,176
Transfers between variable and fixed accounts, net	(426,989)	(525,837)	330,414	71,614	2,361,755	5,081,335
Policy maintenance charges	(100,041)	(229,656)	(54,565)	(93,572)	(398,564)	(388,568)
Policy benefits and terminations	(41,807)	(135,907)	(5,042)	(133,311)	(142,831)	(76,962)
Other	2,880	(49,889)	246	(48,222)	(26,927)	(61,171)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(429,296)	(666,311)	305,128	(81,072)	2,340,251	5,520,810
NET INCREASE (DECREASE) IN NET ASSETS	(160,215)	713,650	405,980	173,551	3,978,804	7,353,329
NET ASSETS
Beginning of Year or Period	5,132,651	4,419,001	1,098,338	924,787	9,324,401	1,971,072
End of Year or Period	$4,972,436	$5,132,651	$1,504,318	$1,098,338	$13,303,205	$9,324,401

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Bond Debenture Class VC (2)		Lord Abbett Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$6,367	$-		$-	$-
Realized gain on investments	734,365	1,394,048	13		83,179	402,613
Change in net unrealized appreciation (depreciation) on investments	345,781	2,378,019	1,935		(16,626)	117,451
Net Increase in Net Assets Resulting from Operations	1,080,146	3,778,434	1,948		66,553	520,064
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	214,119	471,223	59		165,995	92,517
Transfers between variable and fixed accounts, net	2,803,815	5,370,583	212,903		1,601,998	2,370,598
Policy maintenance charges	(363,357)	(565,405)	(1,075)		(88,982)	(50,116)
Policy benefits and terminations	(1,248,361)	(59,038)	-		(10,634)	(33,387)
Other	7,459	257,270	9		(13,650)	(22,922)
Net Increase in Net Assets Derived from Policy Transactions	1,413,675	5,474,633	211,896		1,654,727	2,356,690
NET INCREASE IN NET ASSETS	2,493,821	9,253,067	213,844		1,721,280	2,876,754
NET ASSETS
Beginning of Year or Period	17,892,440	8,639,373	-		2,918,769	42,015
End of Year or Period	$20,386,261	$17,892,440	$213,844		$4,640,049	$2,918,769

	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC (3)		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$39,573	$-	$17,635	$55,696	$1,545,446
Realized gain (loss) on investments	1,118,712	3,798,700	2,759	(7)	(787,011)	(3,233,152)
Change in net unrealized appreciation (depreciation) on investments	(945,160)	1,112,180	142,931	(15,637)	3,905,120	11,606,047
Net Increase in Net Assets Resulting from Operations	173,552	4,950,453	145,690	1,991	3,173,805	9,918,341
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	144,578	407,781	322,266	170,261	1,447,460	3,192,400
Transfers between variable and fixed accounts, net	(291,372)	7,379	5,079,517	1,008,845	595,386	1,906,720
Policy maintenance charges	(201,293)	(406,777)	(195,974)	(33,147)	(1,147,699)	(2,337,860)
Policy benefits and terminations	(118,151)	(228,361)	-	(2,388)	(1,341,475)	(1,718,022)
Other	(4,520,366)	(6,208,786)	(3,492)	114	(145,386)	(652,735)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,986,604)	(6,428,764)	5,202,317	1,143,685	(591,714)	390,503
NET INCREASE (DECREASE) IN NET ASSETS	(4,813,052)	(1,478,311)	5,348,007	1,145,676	2,582,091	10,308,844
NET ASSETS
Beginning of Year or Period	12,102,814	13,581,125	1,145,676	-	69,130,043	58,821,199
End of Year or Period	$7,289,762	$12,102,814	$6,493,683	$1,145,676	$71,712,134	$69,130,043

(1) Unaudited.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(3) Operations commenced on May 31, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$217,756	$-	$-	$-	$513,290
Realized gain on investments	3,263,893	3,691,802	1,704,154	5,967,269	769,858	3,329,179
Change in net unrealized appreciation (depreciation) on investments	(2,694,521)	7,949,220	2,742,889	9,438,848	619,450	1,755,998
Net Increase in Net Assets Resulting from Operations	569,372	11,858,778	4,447,043	15,406,117	1,389,308	5,598,467
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,009,876	2,015,636	885,887	1,944,791	593,947	1,233,522
Transfers between variable and fixed accounts, net	18,141	(763,716)	(891,107)	(4,582,765)	520,863	1,122,980
Policy maintenance charges	(789,454)	(1,590,528)	(844,890)	(1,718,642)	(502,520)	(934,367)
Policy benefits and terminations	(675,414)	(928,045)	(2,367,703)	(1,225,647)	(285,775)	(629,269)
Other	(161,484)	(735,023)	(218,585)	(49,163)	61,821	(149,830)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(598,335)	(2,001,676)	(3,436,398)	(5,631,426)	388,336	643,036
NET INCREASE (DECREASE) IN NET ASSETS	(28,963)	9,857,102	1,010,645	9,774,691	1,777,644	6,241,503
NET ASSETS
Beginning of Year or Period	43,752,740	33,895,638	50,716,843	40,942,152	22,690,759	16,449,256
End of Year or Period	$43,723,777	$43,752,740	$51,727,488	$50,716,843	$24,468,403	$22,690,759

	MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class		Neuberger Berman Socially Responsive I Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$269,465	$-	$424
Realized gain on investments	908,012	173,123	460,854	2,307,515	2,957	711
Change in net unrealized appreciation (depreciation) on investments	(1,114,165)	2,903,578	1,939,980	173,722	3,116	10,462
Net Increase (Decrease) in Net Assets Resulting from Operations	(206,153)	3,076,701	2,400,834	2,750,702	6,073	11,597
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	272,627	527,010	346,890	620,866	5,939	3,938
Transfers between variable and fixed accounts, net	(677,080)	4,034,174	1,423,370	(4,356,478)	(8,137)	125,392
Policy maintenance charges	(225,881)	(375,630)	(261,047)	(553,686)	(2,659)	(1,548)
Policy benefits and terminations	(137,962)	(157,228)	(165,338)	(413,917)	(743)	(628)
Other	84,846	(110,612)	(59,976)	(7,968)	-	(388)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(683,450)	3,917,714	1,283,899	(4,711,183)	(5,600)	126,766
NET INCREASE (DECREASE) IN NET ASSETS	(889,603)	6,994,415	3,684,733	(1,960,481)	473	138,363
NET ASSETS
Beginning of Year or Period	13,332,010	6,337,595	13,544,572	15,505,053	138,363	-
End of Year or Period	$12,442,407	$13,332,010	$17,229,305	$13,544,572	$138,836	$138,363

(1) Unaudited.

(2) Operations commenced on May 16, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Oppenheimer Global Fund/VA Service Shares (2)		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,635	$99	$38,250	$267,294	$-	$6,365
Realized gain (loss) on investments	141,066	2,701	(112,539)	(122,795)	27,501	75,701
Change in net unrealized appreciation (depreciation) on investments	(42,960)	76,628	449,985	(755,186)	(12,664)	258,010
Net Increase (Decrease) in Net Assets Resulting from Operations	122,741	79,428	375,696	(610,687)	14,837	340,076
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	57,160	33,246	219,575	804,494	73,400	142,377
Transfers between variable and fixed accounts, net	1,729,881	1,057,824	(1,089,586)	(3,359,828)	(51,881)	104,637
Policy maintenance charges	(47,776)	(14,461)	(215,890)	(515,657)	(49,173)	(84,598)
Policy benefits and terminations	(67,511)	-	(173,953)	(239,933)	(9,594)	(44,270)
Other	399	(108)	(2,857)	(53,498)	(20,332)	(16,368)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,672,153	1,076,501	(1,262,711)	(3,364,422)	(57,580)	101,778
NET INCREASE (DECREASE) IN NET ASSETS	1,794,894	1,155,929	(887,015)	(3,975,109)	(42,743)	441,854
NET ASSETS
Beginning of Year or Period	1,155,929	-	7,189,410	11,164,519	2,016,182	1,574,328
End of Year or Period	$2,950,823	$1,155,929	$6,302,395	$7,189,410	$1,973,439	$2,016,182

	T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$518,257	$717,751	$49,483	$399,691
Realized gain on investments	965,838	3,310,902	1,582,699	2,862,175	620,487	5,504,024
Change in net unrealized appreciation (depreciation) on investments	565,386	10,220,875	1,461,225	10,062,495	6,262,177	(455,279)
Net Increase in Net Assets Resulting from Operations	1,531,224	13,531,777	3,562,181	13,642,421	6,932,147	5,448,436
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,547,981	3,784,851	1,690,248	4,340,064	1,278,578	2,844,354
Transfers between variable and fixed accounts, net	4,825,399	1,380,606	901,363	4,083,048	(4,718,997)	(9,491,691)
Policy maintenance charges	(1,110,697)	(1,660,201)	(1,228,184)	(2,242,858)	(1,070,209)	(2,531,645)
Policy benefits and terminations	(372,682)	(1,077,113)	(2,181,475)	(1,459,033)	(763,107)	(2,004,263)
Other	(65,683)	(136,369)	(178,074)	57,950	(58,984)	(224,737)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,824,318	2,291,774	(996,122)	4,779,171	(5,332,719)	(11,407,982)
NET INCREASE (DECREASE) IN NET ASSETS	6,355,542	15,823,551	2,566,059	18,421,592	1,599,428	(5,959,546)
NET ASSETS
Beginning of Year or Period	50,355,566	34,532,015	62,363,206	43,941,614	56,039,109	61,998,655
End of Year or Period	$56,711,108	$50,355,566	$64,929,265	$62,363,206	$57,638,537	$56,039,109

(1) Unaudited.

(2) Operations commenced on May 22, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
Diversified Bond
01/01/2014 - 06/30/2014 (Unaudited)	$14.53	1,398,848	$20,327,856	0.00%	0.00%	5.68%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	0.00%	3.18%	8.37%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
Floating Rate Income
01/01/2014 - 06/30/2014 (Unaudited)	$10.42	408,737	$4,259,883	0.00%	0.00%	1.94%
05/01/2013 -12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
01/01/2014 - 06/30/2014 (Unaudited)	$10.88	1,674,632	$18,223,256	0.00%	0.00%	1.53%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	0.00%	5.83%	8.10%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
High Yield Bond
01/01/2014 - 06/30/2014 (Unaudited)	$66.88	1,439,112	$96,253,125	0.00%	0.00%	5.13%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	0.00%	6.75%	15.30%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
Inflation Managed
01/01/2014 - 06/30/2014 (Unaudited)	$59.50	1,753,744	$104,342,279	0.00%	0.00%	6.41%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	0.00%	2.31%	9.87%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
Inflation Strategy
01/01/2014 - 06/30/2014 (Unaudited)	$10.80	154,750	$1,671,426	0.00%	0.00%	4.61%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.00%	0.44%	5.51%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
01/01/2014 - 06/30/2014 (Unaudited)	$63.69	5,039,700	$320,990,689	0.00%	0.00%	3.31%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	0.00%	5.08%	10.72%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
Short Duration Bond
01/01/2014 - 06/30/2014 (Unaudited)	$12.72	5,240,264	$66,662,637	0.00%	0.00%	0.98%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.00%	0.79%	3.19%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
Emerging Markets Debt
01/01/2014 - 06/30/2014 (Unaudited)	$11.01	337,669	$3,716,321	0.00%	0.00%	6.36%
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012 - 12/31/2012	11.06	103,918	1,149,310	0.00%	8.50%	10.60%
American Funds Growth
01/01/2014 - 06/30/2014 (Unaudited)	$20.68	3,452,803	$71,387,064	0.00%	0.00%	5.39%
2013	19.62	3,542,126	69,489,478	0.00%	0.00%	29.63%
2012	15.13	3,363,540	50,903,024	0.00%	0.17%	17.45%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010(5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
American Funds Growth-Income
01/01/2014 - 06/30/2014 (Unaudited)	$19.28	3,191,987	$61,548,480	0.00%	0.00%	6.79%
2013	18.06	3,191,171	57,619,812	0.00%	0.00%	32.99%
2012	13.58	3,034,288	41,195,787	0.00%	1.14%	17.06%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010(5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
Comstock
01/01/2014 - 06/30/2014 (Unaudited)	$19.56	2,733,168	$53,461,581	0.00%	0.00%	6.47%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	0.00%	1.94%	18.54%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%

See Notes to Financial Statements	F-26	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
Dividend Growth
01/01/2014 - 06/30/2014 (Unaudited)	$21.40	2,525,172	$54,028,163	0.00%	0.00%	5.39%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	0.00%	1.84%	14.55%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
Equity Index
01/01/2014 - 06/30/2014 (Unaudited)	$86.02	6,247,670	$537,447,823	0.00%	0.00%	6.99%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	0.00%	2.39%	15.77%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
Focused Growth
01/01/2014 - 06/30/2014 (Unaudited)	$20.38	1,206,296	$24,580,585	0.00%	0.00%	0.85%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
Growth
01/01/2014 - 06/30/2014 (Unaudited)	$69.46	2,772,201	$192,561,577	0.00%	0.00%	2.80%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.00%	0.89%	18.24%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
Large-Cap Growth
01/01/2014 - 06/30/2014 (Unaudited)	$11.94	3,695,661	$44,136,644	0.00%	0.00%	0.56%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
Large-Cap Value
01/01/2014 - 06/30/2014 (Unaudited)	$26.17	4,640,130	$121,447,877	0.00%	0.00%	6.80%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	0.00%	1.99%	16.40%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
Long/Short Large-Cap
01/01/2014 - 06/30/2014 (Unaudited)	$15.78	746,733	$11,781,252	0.00%	0.00%	7.43%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.00%	0.83%	18.09%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
Main Street Core
01/01/2014 - 06/30/2014 (Unaudited)	$83.55	2,212,083	$184,818,169	0.00%	0.00%	6.24%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	0.00%	1.02%	17.02%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
Mid-Cap Equity
01/01/2014 - 06/30/2014 (Unaudited)	$38.06	2,837,498	$108,001,372	0.00%	0.00%	5.62%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.00%	0.67%	7.35%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
Mid-Cap Growth
01/01/2014 - 06/30/2014 (Unaudited)	$15.80	3,100,811	$49,007,957	0.00%	0.00%	4.01%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.00%	0.44%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
Mid-Cap Value
01/01/2014 - 06/30/2014 (Unaudited)	$28.04	586,326	$16,437,655	0.00%	0.00%	9.76%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.00%	0.90%	14.49%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

See Notes to Financial Statements	F-27	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
Small-Cap Equity
01/01/2014 - 06/30/2014 (Unaudited)	$26.56	712,131	$18,912,335	0.00%	0.00%	4.22%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	0.00%	1.85%	15.93%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
Small-Cap Growth
01/01/2014 - 06/30/2014 (Unaudited)	$22.25	1,432,934	$31,887,973	0.00%	0.00%	(1.04%)
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.00%	0.08%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
Small-Cap Index
01/01/2014 - 06/30/2014 (Unaudited)	$31.36	7,067,097	$221,590,843	0.00%	0.00%	2.94%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	0.00%	1.06%	16.13%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
Small-Cap Value
01/01/2014 - 06/30/2014 (Unaudited)	$40.76	1,730,493	$70,535,607	0.00%	0.00%	6.75%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	0.00%	1.99%	11.09%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
Value Advantage
01/01/2014 - 06/30/2014 (Unaudited)	$12.63	48,305	$610,300	0.00%	0.00%	8.16%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Health Sciences
01/01/2014 - 06/30/2014 (Unaudited)	$40.72	1,309,804	$53,341,267	0.00%	0.00%	7.42%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
Real Estate
01/01/2014 - 06/30/2014 (Unaudited)	$56.05	1,824,718	$102,284,105	0.00%	0.00%	17.45%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	0.00%	1.17%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
Technology
01/01/2014 - 06/30/2014 (Unaudited)	$10.06	1,753,716	$17,636,971	0.00%	0.00%	11.35%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
Emerging Markets
01/01/2014 - 06/30/2014 (Unaudited)	$46.27	3,222,583	$149,100,548	0.00%	0.00%	5.92%
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.00%	0.77%	21.52%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
International Large-Cap
01/01/2014 - 06/30/2014 (Unaudited)	$16.31	9,404,606	$153,398,899	0.00%	0.00%	2.58%
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	0.00%	1.53%	22.53%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
International Small-Cap
01/01/2014 - 06/30/2014 (Unaudited)	$13.02	1,084,791	$14,128,517	0.00%	0.00%	5.92%
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	0.00%	2.85%	19.44%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%

See Notes to Financial Statements	F-28	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
International Value
01/01/2014 - 06/30/2014 (Unaudited)	$30.16	4,850,872	$146,298,146	0.00%	0.00%	1.27%
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	0.00%	3.58%	17.82%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
Currency Strategies
01/01/2014 - 06/30/2014 (Unaudited)	$9.81	35,774	$350,902	0.00%	0.00%	(2.27%)
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Global Absolute Return
01/01/2014 - 06/30/2014 (Unaudited)	$9.79	113,612	$1,111,942	0.00%	0.00%	1.67%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Precious Metals
01/01/2014 - 06/30/2014 (Unaudited)	$9.79	292,145	$2,859,101	0.00%	0.00%	28.17%
05/03/2013 - 12/31/2013	7.64	107,583	821,482	0.00%	0.00%	(24.14%)
American Funds Asset Allocation
01/01/2014 - 06/30/2014 (Unaudited)	$21.75	899,048	$19,557,768	0.00%	0.00%	3.89%
2013	20.94	779,135	16,315,024	0.00%	0.00%	23.28%
2012	16.99	428,775	7,282,857	0.00%	1.92%	15.71%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%
Pacific Dynamix - Conservative Growth
01/01/2014 - 06/30/2014 (Unaudited)	$16.24	217,633	$3,535,048	0.00%	0.00%	4.65%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	0.00%	1.54%	9.42%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%
Pacific Dynamix - Moderate Growth
01/01/2014 - 06/30/2014 (Unaudited)	$18.16	902,885	$16,399,005	0.00%	0.00%	5.14%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	0.00%	1.77%	11.74%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%
Pacific Dynamix - Growth
01/01/2014 - 06/30/2014 (Unaudited)	$20.15	1,059,187	$21,347,770	0.00%	0.00%	5.42%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	0.00%	1.54%	13.76%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%
Portfolio Optimization Conservative
01/01/2014 - 06/30/2014 (Unaudited)	$11.73	1,779,962	$20,886,794	0.00%	0.00%	3.97%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	0.00%	2.88%	10.11%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate-Conservative
01/01/2014 - 06/30/2014 (Unaudited)	$12.20	4,054,853	$49,471,095	0.00%	0.00%	4.42%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	0.00%	2.19%	11.65%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
01/01/2014 - 06/30/2014 (Unaudited)	$12.56	18,992,808	$238,500,819	0.00%	0.00%	4.92%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	0.00%	2.08%	12.94%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
01/01/2014 - 06/30/2014 (Unaudited)	$12.88	24,575,507	$316,643,959	0.00%	0.00%	5.25%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	0.00%	1.73%	14.02%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive-Growth
01/01/2014 - 06/30/2014 (Unaudited)	$13.05	10,122,400	$132,084,652	0.00%	0.00%	5.78%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	0.00%	1.41%	15.17%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)
Invesco V.I. International Growth Series II
01/01/2014 - 06/30/2014 (Unaudited)	$13.20	674,515	$8,901,193	0.00%	0.00%	6.14%
2013	12.43	430,205	5,348,998	0.00%	1.08%	18.72%
05/31/2012 - 12/31/2012	10.47	180,770	1,893,254	0.00%	2.17%	16.42%
American Century VP Mid Cap Value Class II
01/01/2014 - 06/30/2014 (Unaudited)	$15.18	604,977	$9,182,805	0.00%	1.44%	9.99%
2013	13.80	535,505	7,389,791	0.00%	1.10%	29.90%
06/04/2012 - 12/31/2012	10.62	298,794	3,174,188	0.00%	2.14%	15.42%

See Notes to Financial Statements	F-29	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
BlackRock Basic Value V.I. Class III
01/01/2014 - 06/30/2014 (Unaudited)	$19.19	1,148,153	$22,028,957	0.00%	0.00%	7.38%
2013	17.87	1,031,554	18,432,016	0.00%	1.23%	37.65%
2012	12.98	946,820	12,290,939	0.00%	1.50%	13.81%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
BlackRock Global Allocation V.I. Class III
01/01/2014 - 06/30/2014 (Unaudited)	$19.87	2,935,802	$58,345,199	0.00%	0.00%	3.53%
2013	19.20	2,921,329	56,077,909	0.00%	1.08%	14.42%
2012	16.78	2,914,495	48,897,804	0.00%	1.47%	9.97%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
Dreyfus Appreciation Service Shares
01/01/2014 - 06/30/2014 (Unaudited)	$11.73	27,044	$317,287	0.00%	2.11%	6.11%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	0.00%	1.22%	8.14%
Fidelity VIP Contrafund Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$21.49	2,686,605	$57,738,890	0.00%	0.00%	6.57%
2013	20.17	2,737,871	55,211,155	0.00%	0.82%	30.95%
2012	15.40	2,954,145	45,491,726	0.00%	1.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
Fidelity VIP Freedom Income Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$12.87	106,541	$1,371,426	0.00%	0.00%	3.16%
2013	12.48	93,667	1,168,763	0.00%	1.23%	5.21%
2012	11.86	97,447	1,155,731	0.00%	1.27%	6.26%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
Fidelity VIP Freedom 2010 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.54	68,120	$922,133	0.00%	0.00%	4.05%
2013	13.01	67,455	877,603	0.00%	1.53%	13.20%
2012	11.49	73,561	845,473	0.00%	0.79%	11.58%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
Fidelity VIP Freedom 2015 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.42	248,430	$3,334,347	0.00%	0.00%	4.33%
2013	12.86	245,377	3,156,749	0.00%	1.67%	14.10%
2012	11.27	218,849	2,467,460	0.00%	1.48%	11.90%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
Fidelity VIP Freedom 2020 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.10	655,329	$8,584,450	0.00%	0.00%	4.54%
2013	12.53	672,260	8,424,050	0.00%	1.62%	15.63%
2012	10.84	646,692	7,007,998	0.00%	2.69%	13.07%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
Fidelity VIP Freedom 2025 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.58	546,907	$7,428,825	0.00%	0.00%	4.89%
2013	12.95	498,012	6,449,507	0.00%	1.82%	19.71%
2012	10.82	444,275	4,806,081	0.00%	1.51%	14.80%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
Fidelity VIP Freedom 2030 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.09	661,571	$8,657,193	0.00%	0.00%	5.00%
2013	12.46	677,750	8,446,386	0.00%	1.59%	21.41%
2012	10.26	627,596	6,442,203	0.00%	3.34%	15.18%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
Fidelity VIP Freedom 2035 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.65	156,764	$2,139,941	0.00%	0.00%	5.13%
2013	12.98	49,518	642,969	0.00%	2.57%	24.50%
08/01/2012 - 12/31/2012	10.43	8,076	84,224	0.00%	9.22%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.80	76,962	$1,061,703	0.00%	0.00%	5.12%
2013	13.12	52,055	683,125	0.00%	2.51%	25.76%
06/04/2012 - 12/31/2012	10.43	14,031	146,411	0.00%	7.08%	15.11%

See Notes to Financial Statements	F-30	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
Fidelity VIP Growth Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$20.29	408,047	$8,279,319	0.00%	0.00%	8.59%
2013	18.68	318,727	5,955,369	0.00%	0.05%	36.00%
2012	13.74	317,950	4,368,280	0.00%	0.32%	14.40%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
Fidelity VIP Mid Cap Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$23.77	1,655,132	$39,340,058	0.00%	0.00%	4.97%
2013	22.64	1,709,116	38,700,071	0.00%	0.28%	35.87%
2012	16.67	1,860,258	31,002,299	0.00%	0.38%	14.56%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
Fidelity VIP Money Market Service Class (6)
02/03/2014 - 06/30/2014 (Unaudited)	$10.00	17,036,101	$170,368,119	0.00%	0.01%	0.00%
Fidelity VIP Value Strategies Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$19.89	307,247	$6,112,526	0.00%	0.00%	6.02%
2013	18.77	274,620	5,153,369	0.00%	0.63%	30.18%
2012	14.41	282,221	4,068,095	0.00%	0.42%	27.06%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
Templeton Foreign VIP Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.93	1,030,780	$14,359,862	0.00%	4.45%	3.22%
2013	13.50	612,091	8,261,228	0.00%	1.84%	22.97%
05/18/2012 - 12/31/2012	10.98	104,131	1,142,908	0.00%	1.32%	22.12%
Templeton Global Bond VIP Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$12.56	3,368,562	$42,308,680	0.00%	10.33%	3.19%
2013	12.17	3,549,663	43,204,291	0.00%	5.00%	1.63%
2012	11.98	3,744,411	44,844,075	0.00%	6.48%	15.07%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%
GE Investments Total Return Class 3
01/01/2014 - 06/30/2014 (Unaudited)	$13.88	155,131	$2,153,733	0.00%	0.00%	5.09%
2013	13.21	128,612	1,699,024	0.00%	1.78%	14.64%
2012	11.52	79,438	915,384	0.00%	1.63%	12.25%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Aspen Series Overseas Service Shares
01/01/2014 - 06/30/2014 (Unaudited)	$11.72	1,973,890	$23,142,426	0.00%	6.08%	4.67%
2013	11.20	1,958,426	21,936,327	0.00%	3.17%	14.28%
2012	9.80	3,049,827	29,892,179	0.00%	0.58%	13.18%
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
Janus Aspen Series Enterprise Service Shares
01/01/2014 - 06/30/2014 (Unaudited)	$18.01	276,166	$4,972,436	0.00%	0.07%	5.12%
2013	17.13	299,659	5,132,651	0.00%	0.36%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$13.99	107,492	$1,504,318	0.00%	0.00%	7.49%
2013	13.02	84,359	1,098,338	0.00%	0.89%	28.07%
2012	10.17	90,964	924,787	0.00%	1.33%	14.01%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
ClearBridge Variable Aggressive Growth - Class II
01/01/2014 - 06/30/2014 (Unaudited)	$19.93	667,520	$13,303,205	0.00%	0.03%	15.64%
2013	17.23	541,048	9,324,401	0.00%	0.06%	47.37%
2012	11.69	168,548	1,971,072	0.00%	0.18%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
ClearBridge Variable Mid Cap Core - Class II
01/01/2014 - 06/30/2014 (Unaudited)	$17.11	1,191,393	$20,386,261	0.00%	0.00%	5.83%
2013	16.17	1,106,581	17,892,440	0.00%	0.05%	37.05%
2012	11.80	732,285	8,639,373	0.00%	0.68%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
Lord Abbett Bond Debenture Class VC (6)
05/08/2014 - 06/30/2014 (Unaudited)	$10.23	20,907	$213,844	0.00%	0.00%	2.12%

See Notes to Financial Statements	F-31	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
Lord Abbett Developing Growth Class VC
01/01/2014 - 06/30/2014 (Unaudited)	$15.92	291,399	$4,640,049	0.00%	0.00%	2.27%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012 - 12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
01/01/2014 - 06/30/2014 (Unaudited)	$15.80	461,443	$7,289,762	0.00%	0.00%	3.33%
2013	15.29	791,610	12,102,814	0.00%	0.24%	35.76%
2012	11.26	1,205,939	13,581,125	0.00%	0.49%	10.58%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%
Lord Abbett Total Return Class VC
01/01/2014 - 06/30/2014 (Unaudited)	$10.19	636,972	$6,493,683	0.00%	0.00%	4.81%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	0.00%	8.79%	(0.99%)
I
01/01/2014 - 06/30/2014 (Unaudited)	$37.74	1,900,320	$71,712,134	0.00%	0.16%	4.64%
2013	36.06	1,916,959	69,130,043	0.00%	2.40%	16.32%
2012	31.00	1,897,358	58,821,199	0.00%	1.96%	20.68%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
II
01/01/2014 - 06/30/2014 (Unaudited)	$39.17	1,116,214	$43,723,777	0.00%	0.00%	1.29%
2013	38.67	1,131,359	43,752,740	0.00%	0.58%	36.15%
2012	28.40	1,193,322	33,895,638	0.00%	0.05%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
III
01/01/2014 - 06/30/2014 (Unaudited)	$69.13	748,233	$51,727,488	0.00%	0.00%	9.35%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.00%	0.31%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
V
01/01/2014 - 06/30/2014 (Unaudited)	$24.20	1,010,985	$24,468,403	0.00%	0.00%	6.09%
2013	22.81	994,668	22,690,759	0.00%	2.73%	34.22%
2012	17.00	967,817	16,449,256	0.00%	0.84%	17.29%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
MFS New Discovery Series - Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$19.17	649,161	$12,442,407	0.00%	0.00%	(1.71%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
MFS Utilities Series - Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$17.70	973,394	$17,229,305	0.00%	0.00%	16.90%
2013	15.14	894,580	13,544,572	0.00%	1.72%	20.21%
2012	12.59	1,231,073	15,505,053	0.00%	6.48%	13.21%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
Neuberger Berman Socially Responsive I Class
01/01/2014 - 06/30/2014 (Unaudited)	$12.65	10,974	$138,836	0.00%	0.00%	4.79%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	0.00%	1.05%	15.57%
Oppenheimer Global Fund/VA Service Shares
01/01/2014 - 06/30/2014 (Unaudited)	$12.04	245,008	$2,950,823	0.00%	2.67%	4.46%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.00%	0.04%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2014 - 06/30/2014 (Unaudited)	$9.71	648,813	$6,302,395	0.00%	1.16%	5.99%
2013	9.16	784,478	7,189,410	0.00%	3.08%	(7.91%)
2012	9.95	1,121,879	11,164,519	0.00%	3.22%	8.77%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$13.29	148,444	$1,973,439	0.00%	0.00%	0.86%
2013	13.18	152,971	2,016,182	0.00%	0.37%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (7)	18.65%

See Notes to Financial Statements	F-32	See explanation of references on F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratios (2)	Investment Income Ratios (3)	Total Returns (4)
T. Rowe Price Blue Chip Growth - II
01/01/2014 - 06/30/2014 (Unaudited)	$21.54	2,632,715	$56,711,108	0.00%	0.00%	2.80%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
T. Rowe Price Equity Income - II
01/01/2014 - 06/30/2014 (Unaudited)	$18.33	3,542,940	$64,929,265	0.00%	1.70%	5.91%
2013	17.30	3,604,155	62,363,206	0.00%	1.33%	29.41%
2012	13.37	3,286,271	43,941,614	0.00%	1.89%	16.92%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
Van Eck VIP Global Hard Assets Initial Class
01/01/2014 - 06/30/2014 (Unaudited)	$30.87	1,866,874	$57,638,537	0.00%	0.18%	13.58%
2013	27.18	2,061,594	56,039,109	0.00%	0.71%	10.53%
2012	24.59	2,521,100	61,998,655	0.00%	0.61%	3.39%
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements	F-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2014 was comprised of ninety-one subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Ninety of the ninety-one Variable Accounts are presented in the Schedule of Investments on pages E-1 and E-2 of this brochure. The Lazard Retirement Global Dynamic Multi Asset Service Class Variable Account had no investments as of June 30, 2014 and therefore is not presented in the Schedule of Investments.

The following five Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Templeton Foreign VIP Class 2	Templeton Foreign Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation – Advisor Class	PIMCO Global Multi-Asset - Advisor Class

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission the following two new Variable Accounts, both of which commenced operations during 2014:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Fidelity VIP Money Market Service Class	February 3, 2014	Lord Abbett Bond Debenture Class VC	May 8, 2014

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee from the corresponding Portfolios of PSF at an annual rate of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30,2014, were as follows:

Variable Accounts	Purchases	Sales

Diversified Bond	$3,084,034	$2,849,462
Floating Rate Income	3,278,686	188,067
Floating Rate Loan	1,930,466	5,062,872
High Yield Bond	6,738,237	7,973,838
Inflation Managed	1,442,910	7,752,857
Inflation Strategy	467,310	261,963
Managed Bond	4,649,091	25,033,207
Short Duration Bond	9,058,422	3,438,651
Emerging Markets Debt	829,059	430,068
American Funds Growth	2,701,524	4,450,086
American Funds Growth-Income	2,636,873	2,662,738
Comstock	5,602,395	2,742,111

Variable Accounts	Purchases	Sales

Dividend Growth	$1,872,075	$3,562,198
Equity Index	6,171,429	26,857,137
Focused Growth	1,221,739	1,986,897
Growth	1,478,252	12,028,354
Large-Cap Growth	2,327,747	3,564,389
Large-Cap Value	2,333,085	5,148,613
Long/Short Large-Cap	1,486,640	695,172
Main Street Core	5,007,711	15,418,045
Mid-Cap Equity	922,280	7,487,796
Mid-Cap Growth	2,036,616	3,824,849
Mid-Cap Value	4,601,488	2,219,609
Small-Cap Equity	2,370,016	815,997

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales

Small-Cap Growth	$663,475	$7,485,804
Small-Cap Index	4,822,396	14,894,772
Small-Cap Value	2,760,003	5,463,490
Value Advantage	541,910	75,974
Health Sciences	4,168,377	4,520,134
Real Estate	7,702,355	8,544,640
Technology	1,620,228	1,018,753
Emerging Markets	5,602,014	6,822,516
International Large-Cap	4,462,668	12,764,266
International Small-Cap	1,884,390	764,144
International Value	2,977,451	7,403,323
Currency Strategies	255,655	10,791
Global Absolute Return	178,814	67,368
Precious Metals	2,162,307	421,314
American Funds Asset Allocation	3,921,852	1,411,887
Pacific Dynamix - Conservative Growth	522,644	233,305
Pacific Dynamix - Moderate Growth	2,109,961	404,279
Pacific Dynamix - Growth	2,971,773	489,145
Portfolio Optimization Conservative	1,063,318	7,143,889
Portfolio Optimization Moderate-Conservative	1,102,172	4,282,049
Portfolio Optimization Moderate	6,388,081	7,766,210
Portfolio Optimization Growth	7,554,532	11,355,566
Portfolio Optimization Aggressive-Growth	6,202,664	5,553,991
Invesco V.I. International Growth Series II	3,187,590	121,359
American Century VP Mid Cap Value Class II	2,162,360	588,598
BlackRock Basic Value V.I. Class III	4,464,107	2,294,743
BlackRock Global Allocation V.I. Class III	3,078,041	2,773,197
Dreyfus Appreciation Service Shares	169,779	17,359
Fidelity VIP Contrafund Service Class 2	1,745,412	2,791,361
Fidelity VIP Freedom Income Service Class 2	390,758	220,600
Fidelity VIP Freedom 2010 Service Class 2	61,754	42,208
Fidelity VIP Freedom 2015 Service Class 2	224,245	144,286
Fidelity VIP Freedom 2020 Service Class 2	578,797	680,898
Fidelity VIP Freedom 2025 Service Class 2	1,104,186	389,585
Fidelity VIP Freedom 2030 Service Class 2	993,586	1,087,392

(1)	Operations commenced during 2014 (See Note 1).

Variable Accounts	Purchases	Sales

Fidelity VIP Freedom 2035 Service Class 2	$1,531,604	$122,650
Fidelity VIP Freedom 2045 Service Class 2	469,773	127,449
Fidelity VIP Growth Service Class 2	2,426,964	672,029
Fidelity VIP Mid Cap Service Class 2	1,835,526	2,428,456
Fidelity VIP Money Market Service Class (1)	183,694,443	13,326,434
Fidelity VIP Value Strategies Service Class 2	1,193,050	575,528
Templeton Foreign VIP Class 2	8,210,423	2,350,564
Templeton Global Bond VIP Class 2	5,140,653	5,209,197
GE Investments Total Return Class 3	453,989	96,537
Janus Aspen Series Overseas Service Shares	4,616,434	1,581,739
Janus Aspen Series Enterprise Service Shares	1,516,018	1,598,276
Lazard Retirement U.S. Strategic Equity Service Class	382,873	77,745
ClearBridge Variable Aggressive Growth - Class II	3,512,487	1,023,950
ClearBridge Variable Mid Cap Core - Class II	3,239,600	1,768,554
Lord Abbett Bond Debenture Class VC (1)	212,614	717
Lord Abbett Developing Growth Class VC	2,523,375	868,650
Lord Abbett Fundamental Equity Class VC	993,646	5,980,250
Lord Abbett Total Return Class VC	5,385,285	182,969
I	2,245,378	2,781,396
II	3,683,554	2,479,745
III	1,621,192	4,599,157
V	1,982,972	1,343,561
MFS New Discovery Series - Service Class	2,754,465	3,437,917
MFS Utilities Series - Service Class	2,943,299	1,659,402
Neuberger Berman Socially Responsive I Class	19,763	25,363
Oppenheimer Global Fund/VA Service Shares	1,921,811	95,401
PIMCO Global Multi-Asset Managed Allocation-Advisor Class	313,027	1,537,482
Royce Micro-Cap Service Class	280,141	337,722
T. Rowe Price Blue Chip Growth - II	7,380,455	2,556,136
T. Rowe Price Equity Income - II	4,019,336	4,497,187
Van Eck VIP Global Hard Assets Initial Class	1,954,578	7,237,809

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages E-1 and E-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2014 and for the year or period ended December 31, 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Diversified Bond	331,106	(317,217)	13,889	577,016	(579,109)	(2,093)
Floating Rate Income (1)	319,882	(19,828)	300,054	134,959	(26,276)	108,683
Floating Rate Loan	432,296	(721,298)	(289,002)	1,260,261	(383,906)	876,355
High Yield Bond	228,605	(247,840)	(19,235)	471,168	(682,789)	(211,621)
Inflation Managed	110,533	(219,920)	(109,387)	323,627	(936,779)	(613,152)
Inflation Strategy	46,004	(26,994)	19,010	174,624	(151,947)	22,677
Managed Bond	700,311	(1,023,367)	(323,056)	1,207,284	(1,804,948)	(597,664)
Short Duration Bond	1,000,172	(555,679)	444,493	1,785,895	(1,042,540)	743,355
Emerging Markets Debt	83,744	(46,659)	37,085	318,744	(122,078)	196,666

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds Growth	273,955	(363,278)	(89,323)	881,162	(702,576)	178,586
American Funds Growth-Income	287,645	(286,829)	816	754,252	(597,369)	156,883
Comstock	498,438	(344,524)	153,914	875,881	(573,330)	302,551
Dividend Growth	179,213	(263,375)	(84,162)	697,478	(721,316)	(23,838)
Equity Index	510,155	(761,930)	(251,775)	800,726	(1,242,163)	(441,437)
Focused Growth	125,388	(163,960)	(38,572)	340,138	(703,464)	(363,326)
Growth	119,834	(276,112)	(156,278)	223,160	(508,821)	(285,661)
Large-Cap Growth	387,293	(493,744)	(106,451)	596,207	(912,307)	(316,100)
Large-Cap Value	282,549	(396,064)	(113,515)	844,214	(1,045,469)	(201,255)
Long/Short Large-Cap	136,263	(82,831)	53,432	509,008	(315,536)	193,472
Main Street Core	138,716	(266,006)	(127,290)	187,921	(399,392)	(211,471)
Mid-Cap Equity	138,085	(319,170)	(181,085)	307,996	(666,253)	(358,257)
Mid-Cap Growth	324,701	(442,908)	(118,207)	718,689	(978,613)	(259,924)
Mid-Cap Value	201,116	(113,386)	87,730	620,529	(353,070)	267,459
Small-Cap Equity	163,885	(103,430)	60,455	274,056	(222,620)	51,436
Small-Cap Growth	94,798	(415,835)	(321,037)	415,228	(420,969)	(5,741)
Small-Cap Index	393,634	(730,318)	(336,684)	850,930	(1,142,962)	(292,032)
Small-Cap Value	154,112	(223,933)	(69,821)	520,166	(575,301)	(55,135)
Value Advantage (2)	44,202	(5,828)	38,374	10,857	(926)	9,931
Health Sciences	182,210	(193,307)	(11,097)	445,178	(438,755)	6,423
Real Estate	259,958	(281,102)	(21,144)	361,852	(447,332)	(85,480)
Technology	258,132	(193,399)	64,733	445,275	(513,543)	(68,268)
Emerging Markets	381,084	(409,972)	(28,888)	937,470	(1,079,432)	(141,962)
International Large-Cap	670,829	(1,204,915)	(534,086)	2,530,620	(3,253,163)	(722,543)
International Small-Cap	212,899	(122,829)	90,070	502,391	(392,452)	109,939
International Value	331,143	(481,111)	(149,968)	847,276	(932,601)	(85,325)
Currency Strategies (3)	25,949	(1,261)	24,688	22,423	(11,337)	11,086
Global Absolute Return (4)	19,543	(7,994)	11,549	213,505	(111,442)	102,063
Precious Metals (5)	246,177	(61,615)	184,562	134,216	(26,633)	107,583
American Funds Asset Allocation	218,227	(98,314)	119,913	471,670	(121,310)	350,360
Pacific Dynamix - Conservative Growth	38,614	(19,438)	19,176	84,661	(70,274)	14,387
Pacific Dynamix - Moderate Growth	147,058	(49,775)	97,283	414,775	(102,851)	311,924
Pacific Dynamix - Growth	188,416	(59,742)	128,674	389,000	(116,429)	272,571
Portfolio Optimization Conservative	136,069	(662,907)	(526,838)	553,598	(908,000)	(354,402)
Portfolio Optimization Moderate-Conservative	176,952	(447,012)	(270,060)	642,158	(1,047,963)	(405,805)
Portfolio Optimization Moderate	1,295,238	(1,416,434)	(121,196)	3,084,023	(3,495,998)	(411,975)
Portfolio Optimization Growth	1,543,678	(1,865,786)	(322,108)	3,763,808	(3,870,635)	(106,827)
Portfolio Optimization Aggressive-Growth	846,496	(793,129)	53,367	1,681,906	(1,553,113)	128,793
Invesco V.I. International Growth Series II	273,763	(29,453)	244,310	376,860	(127,425)	249,435
American Century VP Mid Cap Value Class II	134,393	(64,921)	69,472	430,093	(193,382)	236,711
BlackRock Basic Value V.I. Class III	297,662	(181,063)	116,599	556,760	(472,026)	84,734
BlackRock Global Allocation V.I. Class III	326,726	(312,253)	14,473	839,534	(832,700)	6,834
Dreyfus Appreciation Service Shares (4)	14,401	(1,675)	12,726	177,069	(162,751)	14,318
Fidelity VIP Contrafund Service Class 2	197,774	(249,040)	(51,266)	526,004	(742,278)	(216,274)
Fidelity VIP Freedom Income Service Class 2	25,177	(12,303)	12,874	48,311	(52,091)	(3,780)
Fidelity VIP Freedom 2010 Service Class 2	5,149	(4,484)	665	14,318	(20,424)	(6,106)
Fidelity VIP Freedom 2015 Service Class 2	15,670	(12,617)	3,053	63,258	(36,730)	26,528
Fidelity VIP Freedom 2020 Service Class 2	46,611	(63,542)	(16,931)	86,927	(61,359)	25,568
Fidelity VIP Freedom 2025 Service Class 2	85,964	(37,069)	48,895	176,115	(122,378)	53,737
Fidelity VIP Freedom 2030 Service Class 2	70,266	(86,445)	(16,179)	119,109	(68,955)	50,154
Fidelity VIP Freedom 2035 Service Class 2	120,539	(13,293)	107,246	47,917	(6,475)	41,442
Fidelity VIP Freedom 2045 Service Class 2	37,555	(12,648)	24,907	53,661	(15,637)	38,024
Fidelity VIP Growth Service Class 2	130,579	(41,259)	89,320	121,114	(120,337)	777
Fidelity VIP Mid Cap Service Class 2	101,476	(155,460)	(53,984)	349,477	(500,619)	(151,142)
Fidelity VIP Money Market Service Class (6)	21,199,693	(4,163,592)	17,036,101
Fidelity VIP Value Strategies Service Class 2	68,452	(35,825)	32,627	289,034	(296,635)	(7,601)
Templeton Foreign VIP Class 2	703,280	(284,591)	418,689	707,253	(199,293)	507,960
Templeton Global Bond VIP Class 2	478,352	(659,453)	(181,101)	1,386,451	(1,581,199)	(194,748)
GE Investments Total Return Class 3	34,948	(8,429)	26,519	80,779	(31,605)	49,174
Janus Aspen Series Overseas Service Shares	240,326	(224,862)	15,464	516,451	(1,607,852)	(1,091,401)
Janus Aspen Series Enterprise Service Shares	81,118	(104,611)	(23,493)	183,129	(224,120)	(40,991)
Lazard Retirement U.S. Strategic Equity Service Class	30,468	(7,335)	23,133	32,828	(39,433)	(6,605)
ClearBridge Variable Aggressive Growth - Class II	247,861	(121,389)	126,472	531,482	(158,982)	372,500

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ClearBridge Variable Mid Cap Core - Class II	215,066	(130,254)	84,812	449,602	(75,306)	374,296
Lord Abbett Bond Debenture Class VC (6)	21,012	(105)	20,907
Lord Abbett Developing Growth Class VC	196,663	(92,735)	103,928	273,688	(90,445)	183,243
Lord Abbett Fundamental Equity Class VC	78,537	(408,704)	(330,167)	251,435	(665,764)	(414,329)
Lord Abbett Total Return Class VC (7)	544,977	(25,790)	519,187	122,501	(4,716)	117,785
I	196,926	(213,565)	(16,639)	456,701	(437,100)	19,601
II	141,841	(156,986)	(15,145)	237,300	(299,263)	(61,963)
III	58,010	(111,953)	(53,943)	117,468	(216,742)	(99,274)
V	203,619	(187,302)	16,317	335,682	(308,831)	26,851
MFS New Discovery Series - Service Class	190,204	(224,705)	(34,501)	480,623	(255,903)	224,720
MFS Utilities Series - Service Class	217,175	(138,361)	78,814	267,911	(604,404)	(336,493)
Neuberger Berman Socially Responsive I Class (4)	1,784	(2,270)	(486)	11,818	(358)	11,460
Oppenheimer Global Fund/VA Service Shares (8)	160,349	(15,595)	144,754	103,262	(3,008)	100,254
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	76,784	(212,449)	(135,665)	500,796	(838,197)	(337,401)
Royce Micro-Cap Service Class	27,281	(31,808)	(4,527)	88,254	(79,401)	8,853
T. Rowe Price Blue Chip Growth - II	534,074	(304,559)	229,515	1,149,902	(1,067,954)	81,948
T. Rowe Price Equity Income - II	355,482	(416,697)	(61,215)	1,153,761	(835,877)	317,884
Van Eck VIP Global Hard Assets Initial Class	198,840	(393,560)	(194,720)	594,893	(1,054,399)	(459,506)

(1)	Operations commenced on May 1, 2013.
(2)	Operations commenced on May 6, 2013.
(3)	Operations commenced on May 7, 2013.
(4)	Operations commenced on May 16, 2013.
(5)	Operations commenced on May 3, 2013.
(6)	Operations commenced during 2014 (See Note 1).
(7)	Operations commenced on May 31, 2013.
(8)	Operations commenced on May 22, 2013.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Reports as of June 30, 2014

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17794-24